Quarterly Holdings Report
for

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2020

SSC-QTLY-0720
1.912894.109

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
3.5% 6/1/41	$3,480,000	$3,503,514
3.6% 2/17/23	6,860,000	7,290,060
4.1% 2/15/28	2,042,000	2,279,661
4.3% 2/15/30	3,709,000	4,214,391
4.45% 4/1/24	587,000	649,097
4.5% 5/15/35	1,980,000	2,246,374
4.5% 3/9/48	23,090,000	26,282,350
4.55% 3/9/49	2,211,000	2,507,352
4.75% 5/15/46	41,715,000	48,633,565
4.8% 6/15/44	515,000	592,905
4.9% 6/15/42	7,000,000	8,000,694
5.15% 11/15/46	10,160,000	12,397,296
5.35% 9/1/40	59,000	73,456
6.2% 3/15/40	2,433,000	3,233,239
6.3% 1/15/38	2,523,000	3,395,041
British Telecommunications PLC 9.625% 12/15/30 (a)	575,000	913,975
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)	450,000	444,011
7.5% 10/15/26 (b)	1,170,000	1,193,400
Century Telephone Enterprises, Inc. 6.875% 1/15/28	15,000	15,675
CenturyLink, Inc.:
5.125% 12/15/26 (b)	495,000	499,950
5.625% 4/1/25	175,000	180,250
Level 3 Financing, Inc.:
5.125% 5/1/23	900,000	898,875
5.375% 1/15/24	900,000	911,250
Sable International Finance Ltd. 5.75% 9/7/27 (b)	585,000	589,388
SFR Group SA:
7.375% 5/1/26 (b)	510,000	536,775
8.125% 2/1/27 (b)	135,000	148,500
Telecom Italia SpA 5.303% 5/30/24 (b)	1,100,000	1,152,063
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	400,000	416,000
Verizon Communications, Inc.:
3% 3/22/27	1,649,000	1,795,957
3.15% 3/22/30	2,673,000	2,962,954
4% 3/22/50	2,737,000	3,361,452
4.016% 12/3/29	696,000	820,060
4.5% 8/10/33	1,310,000	1,624,516
4.522% 9/15/48	2,036,000	2,652,325
4.862% 8/21/46	9,393,000	12,602,051
5.012% 4/15/49	1,594,000	2,210,366
		161,228,788
Entertainment - 0.0%
NBCUniversal, Inc.:
4.45% 1/15/43	2,406,000	2,963,908
5.95% 4/1/41	1,495,000	2,156,614
Netflix, Inc.:
4.375% 11/15/26	165,000	175,169
4.875% 4/15/28	145,000	154,788
4.875% 6/15/30 (b)	70,000	75,572
5.375% 11/15/29 (b)	120,000	133,212
5.875% 11/15/28	190,000	216,195
6.375% 5/15/29	55,000	64,488
The Walt Disney Co.:
4.75% 9/15/44	2,030,000	2,538,678
4.95% 10/15/45	50,000	64,062
Viacom, Inc.:
3.875% 4/1/24	1,380,000	1,458,072
5.85% 9/1/43	220,000	238,202
		10,238,960
Interactive Media & Services - 0.0%
Match Group, Inc. 4.125% 8/1/30 (b)	70,000	68,600
Media - 0.5%
Altice Financing SA:
5% 1/15/28 (b)	200,000	201,688
7.5% 5/15/26 (b)	300,000	315,861
Cablevision Systems Corp. 5.875% 9/15/22	1,350,000	1,423,305
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)	950,000	957,144
4.5% 8/15/30 (b)	180,000	186,750
5.75% 2/15/26 (b)	2,400,000	2,502,432
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	1,275,000	1,229,124
4.464% 7/23/22	11,002,000	11,716,662
4.908% 7/23/25	7,565,000	8,659,523
5.375% 4/1/38	450,000	536,731
5.375% 5/1/47	31,249,000	36,989,478
5.75% 4/1/48	14,203,000	17,489,614
6.384% 10/23/35	2,985,000	3,906,473
6.484% 10/23/45	1,070,000	1,382,033
Comcast Corp.:
3.1% 4/1/25	766,000	837,171
3.3% 4/1/27	2,068,000	2,294,781
3.4% 4/1/30	2,121,000	2,391,321
3.75% 4/1/40	1,115,000	1,277,822
3.9% 3/1/38	1,317,000	1,534,999
4.6% 8/15/45	5,366,000	6,787,244
4.65% 7/15/42	3,871,000	4,904,997
4.7% 10/15/48	1,230,000	1,606,787
CSC Holdings LLC 5.25% 6/1/24	1,600,000	1,687,520
Discovery Communications LLC:
3.625% 5/15/30	4,338,000	4,583,057
3.95% 6/15/25	360,000	388,787
4.65% 5/15/50	11,727,000	12,466,397
5% 9/20/37	380,000	416,140
5.3% 5/15/49	925,000	1,048,796
DISH DBS Corp. 5.875% 11/15/24	200,000	197,458
Fox Corp.:
3.666% 1/25/22	986,000	1,028,106
4.03% 1/25/24	1,733,000	1,905,152
4.709% 1/25/29	2,509,000	2,932,885
5.476% 1/25/39	2,474,000	3,172,903
5.576% 1/25/49	1,641,000	2,173,315
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)	150,000	153,674
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)	500,000	501,250
4.625% 5/15/23 (b)	1,230,000	1,232,927
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	16,833,615
5.5% 9/1/41	2,591,000	3,056,567
5.875% 11/15/40	5,543,000	6,804,856
6.55% 5/1/37	8,522,000	10,871,288
7.3% 7/1/38	6,393,000	8,524,473
TWDC Enterprises 18 Corp. 1.85% 7/30/26	305,000	314,285
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)	300,000	312,750
Ziggo Bond Co. BV 5.125% 2/28/30 (b)	215,000	220,375
Ziggo BV 5.5% 1/15/27 (b)	1,379,000	1,450,474
		191,408,990
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 8% 2/15/24 (b)	595,000	600,950
Millicom International Cellular SA:
5.125% 1/15/28 (b)	995,000	990,075
6% 3/15/25 (b)	100,000	101,125
6.625% 10/15/26 (b)	600,000	628,875
Neptune Finco Corp. 10.875% 10/15/25 (b)	25,000	27,068
Rogers Communications, Inc. 3% 3/15/23	150,000	158,876
SoftBank Group Corp. 5.375% 7/30/22 (Reg. S)	200,000	206,500
Sprint Communications, Inc. 6% 11/15/22	565,000	600,313
Sprint Corp. 7.875% 9/15/23	1,000,000	1,135,000
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (b)	8,765,000	9,476,630
3.875% 4/15/30 (b)	10,394,000	11,267,928
4.375% 4/15/40 (b)	1,721,000	1,897,506
4.5% 4/15/50 (b)	3,381,000	3,801,360
6.375% 3/1/25	515,000	531,125
Ypso Finance BIS SA 6% 2/15/28 (b)	105,000	102,113
		31,525,444

TOTAL COMMUNICATION SERVICES		394,470,782

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
Ford Motor Co. 6.375% 2/1/29	1,255,000	1,120,088
General Motors Co. 6.25% 10/2/43	465,000	479,938
General Motors Financial Co., Inc.:
3.7% 5/9/23	11,800,000	11,802,518
4% 1/15/25	830,000	836,501
4.25% 5/15/23	1,875,000	1,885,335
4.375% 9/25/21	7,321,000	7,363,265
		23,487,645
Diversified Consumer Services - 0.0%
California Institute of Technology 3.65% 9/1/19	635,000	705,468
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	320,000	285,600
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	425,000	461,233
President and Fellows of Harvard College:
3.15% 7/15/46	190,000	213,700
3.3% 7/15/56	190,000	229,493
Service Corp. International 5.125% 6/1/29	270,000	290,925
Trustees of Boston University 4.061% 10/1/48	450,000	549,747
University of Pennsylvania Trustees 3.61% 2/15/2119	285,000	322,039
University of Southern California 3.841% 10/1/47	705,000	854,805
		3,913,010
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)	300,000	303,476
4.375% 1/15/28 (b)	280,000	275,100
5.75% 4/15/25 (b)	90,000	95,598
Aramark Services, Inc.:
4.75% 6/1/26	100,000	98,500
5% 4/1/25 (b)	200,000	201,000
5% 2/1/28 (b)	1,490,000	1,467,650
6.375% 5/1/25 (b)	295,000	308,803
Caesars Resort Collection LLC 5.25% 10/15/25 (b)	300,000	266,813
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.625% 4/1/25	400,000	397,000
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)	300,000	307,077
Marriott International, Inc.:
3.125% 6/15/26	1,090,000	1,038,003
3.6% 4/15/24	660,000	648,914
McDonald's Corp.:
3.3% 7/1/25	771,000	851,685
3.5% 7/1/27	2,194,000	2,452,822
3.6% 7/1/30	2,612,000	2,955,795
3.7% 1/30/26	185,000	207,009
4.2% 4/1/50	1,322,000	1,563,928
4.7% 12/9/35	1,535,000	1,925,247
MCE Finance Ltd. 4.875% 6/6/25 (b)	300,000	296,231
Starbucks Corp. 1.3% 5/7/22	3,742,000	3,791,270
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)	300,000	279,750
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)	200,000	190,026
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (b)	435,000	403,463
5.5% 3/1/25 (b)	300,000	290,813
Wynn Macau Ltd.:
4.875% 10/1/24 (b)	300,000	296,719
5.5% 10/1/27 (b)	190,000	189,466
Yum! Brands, Inc. 7.75% 4/1/25 (b)	330,000	364,650
		21,466,808
Household Durables - 0.2%
Lennar Corp.:
4.75% 11/29/27	9,350,000	10,191,500
5% 6/15/27	12,100,000	13,037,750
5.25% 6/1/26	2,920,000	3,139,000
Toll Brothers Finance Corp.:
4.35% 2/15/28	29,675,000	30,268,500
4.375% 4/15/23	5,000,000	5,112,500
4.875% 11/15/25	35,000	36,845
4.875% 3/15/27	7,917,000	8,332,643
5.625% 1/15/24	885,000	938,100
5.875% 2/15/22	12,000,000	12,495,000
		83,551,838
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 2.8% 8/22/24	1,045,000	1,139,187
Leisure Products - 0.0%
Hasbro, Inc.:
2.6% 11/19/22	2,485,000	2,545,847
3% 11/19/24	5,655,000	5,764,638
Mattel, Inc. 6.75% 12/31/25 (b)	145,000	151,163
		8,461,648
Multiline Retail - 0.0%
Dollar Tree, Inc. 4.2% 5/15/28	1,395,000	1,576,923
Target Corp.:
2.25% 4/15/25	2,144,000	2,285,163
2.65% 9/15/30	1,859,000	2,021,585
		5,883,671
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	953,000	992,182
AutoZone, Inc.:
3.625% 4/15/25	1,489,000	1,635,255
3.75% 4/18/29	1,200,000	1,320,531
4% 4/15/30	6,924,000	7,793,818
Lowe's Companies, Inc.:
4% 4/15/25	2,033,000	2,298,202
4.25% 9/15/44	305,000	357,353
4.5% 4/15/30	4,955,000	5,960,791
5% 4/15/40	3,170,000	4,046,424
5.125% 4/15/50	3,723,000	5,011,692
O'Reilly Automotive, Inc. 4.2% 4/1/30	1,533,000	1,729,946
The Home Depot, Inc.:
2.5% 4/15/27	982,000	1,069,408
2.7% 4/15/30	1,829,000	1,996,282
3.3% 4/15/40	2,237,000	2,498,389
3.35% 4/15/50	1,257,000	1,420,669
3.75% 2/15/24	2,501,000	2,773,882
4.875% 2/15/44	875,000	1,195,702
5.875% 12/16/36	300,000	434,652
TJX Companies, Inc.:
3.5% 4/15/25	2,435,000	2,720,496
3.75% 4/15/27	5,669,000	6,432,454
3.875% 4/15/30	10,536,000	12,373,871
4.5% 4/15/50	4,260,000	5,399,501
		69,461,500
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	909,000	975,106
2.75% 3/27/27	2,046,000	2,237,096
2.85% 3/27/30	3,741,000	4,156,855
3.25% 3/27/40	3,137,000	3,498,612
3.375% 3/27/50	2,463,000	2,847,602
Wolverine World Wide, Inc. 6.375% 5/15/25 (b)	270,000	279,450
		13,994,721

TOTAL CONSUMER DISCRETIONARY		231,360,028

CONSUMER STAPLES - 0.6%
Beverages - 0.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
3.65% 2/1/26	2,350,000	2,603,800
4.7% 2/1/36	2,765,000	3,152,617
4.9% 2/1/46	945,000	1,095,810
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	12,330,000	13,562,224
4.7% 2/1/36	9,871,000	11,270,199
4.9% 2/1/46	12,306,000	14,238,671
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	8,175,000	8,971,304
4.35% 6/1/40	4,618,000	5,155,338
4.5% 6/1/50	8,175,000	9,135,852
4.6% 6/1/60	5,007,000	5,657,155
4.75% 4/15/58	6,987,000	7,957,561
5.45% 1/23/39	5,390,000	6,624,142
5.55% 1/23/49	14,627,000	18,339,483
5.8% 1/23/59 (Reg. S)	15,062,000	19,826,817
Constellation Brands, Inc.:
3.7% 12/6/26	925,000	1,021,652
4.4% 11/15/25	480,000	547,071
4.75% 11/15/24	5,595,000	6,402,233
Diageo Capital PLC 2.125% 4/29/32	390,000	396,573
PepsiCo, Inc.:
2.625% 3/19/27	839,000	917,569
2.75% 3/5/22	900,000	940,410
2.75% 3/19/30	4,600,000	5,082,731
3.1% 7/17/22	260,000	273,339
3.5% 3/19/40	2,821,000	3,375,046
3.6% 3/1/24	1,952,000	2,159,694
3.625% 3/19/50	4,600,000	5,511,671
3.875% 3/19/60	2,237,000	2,805,386
The Coca-Cola Co.:
3.375% 3/25/27	6,184,000	7,064,753
3.45% 3/25/30	4,488,000	5,207,523
4.125% 3/25/40	2,544,000	3,160,307
4.2% 3/25/50	4,720,000	6,099,528
		178,556,459
Food & Staples Retailing - 0.0%
Costco Wholesale Corp. 1.6% 4/20/30	540,000	544,191
ESAL GmbH 6.25% 2/5/23 (b)	115,000	116,093
Kroger Co. 2.65% 10/15/26	530,000	571,953
Sysco Corp. 5.65% 4/1/25	3,700,000	4,214,121
U.S. Foods, Inc. 6.25% 4/15/25 (b)	185,000	191,706
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,708,016
		8,346,080
Food Products - 0.1%
Archer Daniels Midland Co.:
2.75% 3/27/25	1,285,000	1,385,068
3.25% 3/27/30	2,138,000	2,416,577
Conagra Brands, Inc. 3.8% 10/22/21	1,514,000	1,573,342
General Mills, Inc. 2.875% 4/15/30	410,000	440,744
H.J. Heinz Co.:
3.875% 5/15/27 (b)	235,000	245,517
4.25% 3/1/31 (b)	220,000	234,096
4.375% 6/1/46	7,290,000	6,812,239
5.2% 7/15/45	4,602,000	4,719,147
H.J. Heinz Finance Co. 7.125% 8/1/39 (b)	9,093,000	11,146,679
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	1,300,000	1,332,500
5.875% 7/15/24 (b)	1,300,000	1,321,125
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)	470,000	487,625
6.5% 4/15/29 (b)	295,000	320,813
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (b)	345,000	361,284
Post Holdings, Inc. 4.625% 4/15/30 (b)	40,000	39,450
The J.M. Smucker Co. 3.5% 3/15/25	310,000	341,667
Tyson Foods, Inc. 4% 3/1/26	2,520,000	2,846,758
		36,024,631
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	537,000	613,280
Procter & Gamble Co.:
2.8% 3/25/27	1,076,000	1,193,628
3% 3/25/30	2,580,000	2,956,369
3.55% 3/25/40	1,860,000	2,244,121
3.6% 3/25/50	1,804,000	2,264,961
		9,272,359
Tobacco - 0.0%
Altria Group, Inc.:
2.85% 8/9/22	1,570,000	1,630,055
4% 1/31/24	1,380,000	1,507,923
BAT Capital Corp.:
3.215% 9/6/26	1,530,000	1,593,179
3.222% 8/15/24	1,095,000	1,151,553
3.557% 8/15/27	1,170,000	1,229,316
Philip Morris International, Inc.:
1.125% 5/1/23	1,430,000	1,446,874
3.875% 8/21/42	530,000	585,918
		9,144,818

TOTAL CONSUMER STAPLES		241,344,347

ENERGY - 1.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	145,000	145,514
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,257,374
Halliburton Co.:
4.75% 8/1/43	445,000	420,689
6.7% 9/15/38	170,000	194,690
		2,018,267
Oil, Gas & Consumable Fuels - 1.2%
Alberta Energy Co. Ltd. 8.125% 9/15/30	6,179,000	5,625,642
Amerada Hess Corp.:
7.125% 3/15/33	1,335,000	1,451,342
7.3% 8/15/31	1,849,000	1,985,298
7.875% 10/1/29	5,583,000	6,177,063
Canadian Natural Resources Ltd. 5.85% 2/1/35	2,743,000	2,954,300
Cenovus Energy, Inc. 4.25% 4/15/27	7,813,000	7,090,967
Cheniere Energy Partners LP 5.25% 10/1/25	1,340,000	1,353,400
Chesapeake Energy Corp.:
7% 10/1/24	85,000	3,188
8% 6/15/27	415,000	6,225
Chevron Corp.:
2.355% 12/5/22	840,000	876,619
2.566% 5/16/23	4,322,000	4,566,884
CNOOC Finance (2013) Ltd. 2.875% 9/30/29	2,025,000	2,120,555
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	4,641,000	4,641,000
4.5% 6/1/25	1,418,000	1,591,128
Concho Resources, Inc.:
3.75% 10/1/27	1,590,000	1,664,293
4.3% 8/15/28	1,915,000	2,078,112
4.875% 10/1/47	185,000	204,090
Conoco, Inc. 6.95% 4/15/29	425,000	583,958
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	240,000	208,800
5.75% 4/1/25	1,500,000	1,395,000
CVR Energy, Inc.:
5.25% 2/15/25 (b)	330,000	297,000
5.75% 2/15/28 (b)	40,000	35,550
DCP Midstream LLC:
4.75% 9/30/21 (b)	2,017,000	1,976,660
5.85% 5/21/43 (a)(b)	7,892,000	4,952,230
DCP Midstream Operating LP:
3.875% 3/15/23	17,626,000	16,656,570
5.125% 5/15/29	355,000	323,050
5.375% 7/15/25	800,000	773,656
5.6% 4/1/44	3,773,000	2,754,290
Denbury Resources, Inc.:
7.75% 2/15/24 (b)	320,000	131,200
9.25% 3/31/22 (b)	30,000	12,000
Devon Energy Corp.:
5% 6/15/45	915,000	811,770
5.6% 7/15/41	175,000	162,183
Ecopetrol SA:
4.125% 1/16/25	300,000	304,050
5.375% 6/26/26	1,240,000	1,315,175
5.875% 9/18/23	360,000	388,062
EG Global Finance PLC:
6.75% 2/7/25 (b)	220,000	222,704
8.5% 10/30/25 (b)	380,000	396,150
El Paso Corp. 6.5% 9/15/20	12,030,000	12,141,780
Enable Midstream Partners LP 3.9% 5/15/24 (a)	1,210,000	1,098,098
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,107,088
Enbridge, Inc.:
4% 10/1/23	3,799,000	4,092,879
4.25% 12/1/26	1,943,000	2,150,012
Encana Corp.:
5.15% 11/15/41	3,000,000	1,821,843
6.5% 8/15/34	1,165,000	921,363
Energy Transfer Partners LP:
3.75% 5/15/30	2,964,000	2,922,031
4.2% 9/15/23	1,452,000	1,509,522
4.25% 3/15/23	1,373,000	1,423,795
4.5% 4/15/24	1,723,000	1,815,482
4.75% 1/15/26	1,935,000	2,061,903
4.95% 6/15/28	4,954,000	5,218,780
5% 5/15/50	6,600,000	6,323,557
5.25% 4/15/29	2,803,000	3,002,529
5.3% 4/15/47	560,000	547,834
5.8% 6/15/38	2,762,000	2,848,573
6% 6/15/48	1,799,000	1,900,668
6.25% 4/15/49	2,380,000	2,583,283
6.625% 10/15/36	900,000	971,206
Enterprise Products Operating LP:
3.125% 7/31/29	115,000	121,561
3.7% 1/31/51	65,000	65,388
3.95% 1/31/60	50,000	50,001
4.85% 3/15/44	2,850,000	3,249,392
EOG Resources, Inc. 3.9% 4/1/35	205,000	236,595
Equinor ASA 3.7% 4/6/50	320,000	359,466
Exxon Mobil Corp.:
2.397% 3/6/22	1,575,000	1,629,409
4.114% 3/1/46	705,000	857,700
Global Partners LP/GLP Finance Corp. 7% 8/1/27	500,000	434,850
Hess Corp.:
4.3% 4/1/27	1,117,000	1,123,832
5.6% 2/15/41	1,896,000	1,881,253
5.8% 4/1/47	4,517,000	4,536,203
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	325,000	307,125
5.625% 2/15/26 (b)	669,000	645,585
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)	225,000	198,000
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	375,000	369,375
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,900,000	1,987,371
4.15% 3/1/22	885,000	927,327
4.15% 2/1/24	300,000	324,104
Kinder Morgan, Inc. 5.55% 6/1/45	3,329,000	4,077,059
Magellan Midstream Partners LP:
3.95% 3/1/50	1,035,000	1,022,111
4.2% 10/3/47	695,000	702,398
4.25% 9/15/46	65,000	62,294
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	2,935,810
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.8989% 9/9/21 (a)(c)	2,069,000	2,002,317
3 month U.S. LIBOR + 1.100% 2.0989% 9/9/22 (a)(c)	3,115,000	2,941,200
4.125% 3/1/27	505,000	521,587
4.5% 7/15/23	1,235,000	1,296,822
4.5% 4/15/38	900,000	892,339
4.7% 4/15/48	1,945,000	1,973,717
4.8% 2/15/29	1,655,000	1,804,370
4.875% 12/1/24	2,489,000	2,670,254
5.5% 2/15/49	4,516,000	5,112,655
Noble Energy, Inc.:
5.25% 11/15/43	295,000	260,568
6% 3/1/41	360,000	330,797
Occidental Petroleum Corp.:
2.6% 8/13/21	2,048,000	1,972,224
2.7% 8/15/22	1,810,000	1,655,607
2.9% 8/15/24	6,201,000	4,929,795
3.125% 2/15/22	3,955,000	3,703,225
3.2% 8/15/26	805,000	587,409
3.4% 4/15/26	50,000	36,875
3.5% 8/15/29	2,534,000	1,704,115
4.3% 8/15/39	439,000	260,108
4.4% 4/15/46	95,000	57,119
4.4% 8/15/49	1,714,000	1,015,545
4.85% 3/15/21	1,762,000	1,726,760
5.55% 3/15/26	6,468,000	5,497,800
6.2% 3/15/40	65,000	44,363
6.45% 9/15/36	4,475,000	3,210,813
6.6% 3/15/46	6,475,000	4,500,125
7.5% 5/1/31	8,596,000	7,048,720
ONEOK Partners LP:
3.375% 10/1/22	1,065,000	1,074,381
6.65% 10/1/36	400,000	439,583
ONEOK, Inc.:
3.1% 3/15/30	825,000	746,366
4.45% 9/1/49	1,335,000	1,219,342
4.95% 7/13/47	365,000	352,949
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (b)	285,000	308,575
Petro-Canada 6.8% 5/15/38	350,000	446,479
Petrobras Global Finance BV 7.25% 3/17/44	34,097,000	35,321,082
Petroleos Mexicanos:
6.5% 3/13/27	27,890,000	24,630,356
6.75% 9/21/47	26,150,000	20,298,938
6.84% 1/23/30 (b)	10,852,000	9,278,393
7.69% 1/23/50 (b)	78,965,000	65,738,363
Phillips 66 Co.:
3.7% 4/6/23	627,000	669,956
3.85% 4/9/25	808,000	889,109
4.875% 11/15/44	305,000	378,964
Phillips 66 Partners LP 3.75% 3/1/28	295,000	302,032
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	2,689,000	2,539,715
3.6% 11/1/24	1,877,000	1,875,656
3.65% 6/1/22	10,550,000	10,571,425
QEP Resources, Inc. 5.25% 5/1/23	300,000	159,750
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,310,000	2,433,288
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (b)	9,948,000	10,889,133
Schlumberger Investment SA 3.65% 12/1/23	210,000	222,338
Shell International Finance BV 3.25% 5/11/25	1,465,000	1,623,776
Spectra Energy Partners LP 4.75% 3/15/24	6,000,000	6,633,024
Sunoco Logistics Partner Operations LP:
5.35% 5/15/45	850,000	830,013
5.4% 10/1/47	1,861,000	1,848,585
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	15,000	15,220
5.5% 2/15/26	560,000	562,800
5.875% 3/15/28	55,000	55,688
6% 4/15/27	5,000	5,132
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	200,000	195,538
5.125% 2/1/25	900,000	896,355
5.875% 4/15/26	400,000	407,000
The Williams Companies, Inc.:
3.5% 11/15/30	10,592,000	11,093,038
3.7% 1/15/23	2,512,000	2,618,918
3.75% 6/15/27	1,635,000	1,738,981
4.55% 6/24/24	12,246,000	13,275,710
4.85% 3/1/48	100,000	111,132
Total Capital International SA:
2.7% 1/25/23	1,375,000	1,443,631
2.829% 1/10/30	800,000	857,244
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (b)	1,780,000	1,894,188
3.95% 5/15/50 (b)	4,092,000	4,342,834
Valero Energy Corp. 4% 4/1/29	820,000	903,863
Viper Energy Partners LP 5.375% 11/1/27 (b)	300,000	297,750
Western Gas Partners LP:
3.1% 2/1/25	100,000	93,062
3.95% 6/1/25	1,126,000	1,046,842
4% 7/1/22	50,000	49,156
4.05% 2/1/30	170,000	152,524
4.65% 7/1/26	2,386,000	2,225,470
4.75% 8/15/28	1,465,000	1,325,825
5.25% 2/1/50	35,000	28,340
5.3% 3/1/48	105,000	81,900
5.375% 6/1/21	4,846,000	4,785,425
Williams Partners LP:
3.6% 3/15/22	660,000	679,172
4% 11/15/21	1,643,000	1,691,822
4.125% 11/15/20	394,000	395,075
4.3% 3/4/24	2,607,000	2,803,268
4.9% 1/15/45	470,000	508,668
		479,716,970

TOTAL ENERGY		481,735,237

FINANCIALS - 4.1%
Banks - 2.1%
Banco Santander SA:
3.49% 5/28/30	800,000	819,132
3.848% 4/12/23	800,000	843,024
Bank of America Corp.:
3.004% 12/20/23 (a)	10,921,000	11,411,468
3.3% 1/11/23	3,572,000	3,780,448
3.419% 12/20/28 (a)	14,538,000	15,817,801
3.5% 4/19/26	5,358,000	5,937,341
3.95% 4/21/25	14,568,000	15,916,977
3.97% 3/5/29 (a)	9,695,000	10,950,332
4% 1/22/25	43,905,000	47,918,963
4.1% 7/24/23	13,989,000	15,296,272
4.2% 8/26/24	2,028,000	2,236,530
4.25% 10/22/26	10,727,000	12,043,417
4.45% 3/3/26	2,065,000	2,325,565
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 1.8653% 7/20/22 (a)(b)(c)	8,041,000	8,047,042
Barclays PLC:
2.852% 5/7/26 (a)	10,143,000	10,391,286
3.65% 3/16/25	700,000	741,881
3.932% 5/7/25 (a)	200,000	212,964
4.375% 1/12/26	940,000	1,033,850
4.836% 5/9/28	6,667,000	7,173,566
4.95% 1/10/47	1,655,000	2,053,444
4.972% 5/16/29 (a)	15,000,000	17,140,936
5.088% 6/20/30 (a)	13,438,000	14,975,455
5.2% 5/12/26	1,701,000	1,867,188
Capital One Bank NA 3.375% 2/15/23	1,035,000	1,071,362
Capital One NA 2.15% 9/6/22	5,084,000	5,148,081
CIT Group, Inc.:
4.75% 2/16/24	2,480,000	2,484,638
5% 8/1/23	7,000,000	7,016,030
6.125% 3/9/28	4,840,000	5,009,400
Citigroup, Inc.:
2.572% 6/3/31 (a)	2,345,000	2,342,646
2.666% 1/29/31 (a)	6,740,000	6,834,698
2.7% 10/27/22	50,590,000	52,396,192
3.2% 10/21/26	2,300,000	2,461,034
3.352% 4/24/25 (a)	6,698,000	7,125,501
3.4% 5/1/26	145,000	157,046
3.668% 7/24/28 (a)	1,000,000	1,085,969
4.05% 7/30/22	1,159,000	1,225,075
4.3% 11/20/26	2,129,000	2,369,466
4.4% 6/10/25	17,376,000	19,220,411
4.412% 3/31/31 (a)	13,726,000	15,808,722
4.45% 9/29/27	7,630,000	8,482,413
4.5% 1/14/22	2,773,000	2,930,229
4.6% 3/9/26	3,835,000	4,294,700
4.65% 7/30/45	900,000	1,102,500
4.75% 5/18/46	10,000,000	12,078,904
5.5% 9/13/25	8,267,000	9,669,826
Citizens Financial Group, Inc.:
4.15% 9/28/22 (b)	3,115,000	3,250,069
4.3% 12/3/25	9,918,000	10,831,026
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	3,419,000	3,536,933
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	16,672,000	18,104,155
3.8% 9/15/22	10,230,000	10,799,419
3.8% 6/9/23	9,457,000	10,039,343
4.55% 4/17/26	5,384,000	6,107,303
Export-Import Bank of Korea 5.125% 6/29/20	800,000	802,552
Fifth Third Bancorp 8.25% 3/1/38	603,000	905,485
HSBC Holdings PLC:
4.041% 3/13/28 (a)	2,880,000	3,117,103
4.25% 3/14/24	1,872,000	1,994,251
4.583% 6/19/29 (a)	1,300,000	1,474,501
4.875% 1/14/22	4,045,000	4,288,250
4.95% 3/31/30	1,855,000	2,177,792
Huntington Bancshares, Inc. 7% 12/15/20	404,000	416,010
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	31,005,000	31,089,077
5.71% 1/15/26 (b)	7,646,000	7,863,531
Japan Bank International Cooperation 3.25% 7/20/23	400,000	431,821
JPMorgan Chase & Co.:
2.522% 4/22/31 (a)	255,000	260,413
2.95% 10/1/26	4,205,000	4,533,331
2.956% 5/13/31 (a)	5,386,000	5,544,866
3.509% 1/23/29 (a)	1,830,000	1,991,121
3.797% 7/23/24 (a)	10,889,000	11,701,192
3.875% 9/10/24	10,030,000	11,021,940
3.882% 7/24/38 (a)	6,115,000	6,989,318
3.964% 11/15/48 (a)	1,945,000	2,255,561
4.125% 12/15/26	7,374,000	8,321,763
4.35% 8/15/21	4,947,000	5,176,522
4.625% 5/10/21	1,718,000	1,783,785
Lloyds Banking Group PLC:
2.438% 2/5/26 (a)	1,010,000	1,021,395
3.9% 3/12/24	300,000	322,300
4.375% 3/22/28	1,365,000	1,528,757
Peoples United Bank 4% 7/15/24	40,000	41,391
PNC Bank NA 3.25% 6/1/25	1,710,000	1,880,185
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	287,693
3.9% 4/29/24	375,000	409,542
Rabobank Nederland 4.375% 8/4/25	7,713,000	8,544,349
Regions Financial Corp. 2.25% 5/18/25	8,127,000	8,279,471
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (a)	5,799,000	5,935,532
4.269% 3/22/25 (a)	1,735,000	1,852,034
4.8% 4/5/26	15,438,000	17,294,677
5.125% 5/28/24	25,198,000	27,110,107
6% 12/19/23	40,605,000	44,737,672
6.1% 6/10/23	35,526,000	38,793,002
6.125% 12/15/22	5,889,000	6,357,188
Royal Bank of Scotland PLC 2.375% 5/21/23 (b)	10,828,000	10,920,872
Societe Generale 4.25% 4/14/25 (b)	21,901,000	22,670,211
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	268,559
SunTrust Banks, Inc. 2.7% 1/27/22	540,000	558,045
Synchrony Bank 3% 6/15/22	5,477,000	5,496,735
UniCredit SpA 6.572% 1/14/22 (b)	7,600,000	7,920,989
Wells Fargo & Co.:
2.1% 7/26/21	1,220,000	1,238,232
2.406% 10/30/25 (a)	5,834,000	5,987,827
2.572% 2/11/31 (a)	585,000	590,563
2.879% 10/30/30 (a)	3,110,000	3,219,298
3% 2/19/25	7,625,000	8,163,253
4.125% 8/15/23	280,000	301,810
4.3% 7/22/27	21,880,000	24,625,040
4.478% 4/4/31 (a)	15,500,000	18,107,937
4.65% 11/4/44	1,385,000	1,643,717
5.013% 4/4/51 (a)	25,310,000	33,300,401
Westpac Banking Corp. 4.11% 7/24/34 (a)	4,937,000	5,309,234
		870,776,176
Capital Markets - 1.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,847,000	1,987,350
Ares Capital Corp. 4.2% 6/10/24	12,032,000	11,511,630
Bank of New York Mellon Corp. 3.4% 5/15/24	750,000	818,240
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	13,060,000	13,354,616
4.194% 4/1/31 (a)(b)	12,540,000	13,908,192
Deutsche Bank AG 4.5% 4/1/25	13,996,000	13,795,191
Deutsche Bank AG New York Branch:
3.3% 11/16/22	10,180,000	10,274,870
5% 2/14/22	14,609,000	15,063,651
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (a)	12,744,000	13,020,842
3.2% 2/23/23	5,700,000	5,993,987
3.691% 6/5/28 (a)	4,215,000	4,606,208
3.75% 2/25/26	125,000	137,228
3.8% 3/15/30	16,690,000	18,451,170
6.75% 10/1/37	50,999,000	70,526,942
Intercontinental Exchange, Inc.:
2.75% 12/1/20	1,768,000	1,788,551
3.75% 12/1/25	3,162,000	3,577,967
Moody's Corp.:
3.25% 1/15/28	2,897,000	3,196,185
3.75% 3/24/25	6,565,000	7,321,186
4.875% 2/15/24	2,720,000	3,053,690
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.0276% 7/22/22 (a)(c)	3,691,000	3,683,175
3.125% 1/23/23	7,600,000	8,023,190
3.125% 7/27/26	37,616,000	40,752,224
3.591% 7/22/28 (a)	2,610,000	2,868,156
3.622% 4/1/31 (a)	13,084,000	14,527,604
3.7% 10/23/24	21,259,000	23,326,916
3.75% 2/25/23	3,725,000	3,984,264
3.772% 1/24/29 (a)	950,000	1,058,099
3.875% 4/29/24	1,475,000	1,614,886
3.875% 1/27/26	1,125,000	1,265,776
4% 7/23/25	2,450,000	2,739,021
4.1% 5/22/23	4,350,000	4,659,618
4.35% 9/8/26	2,340,000	2,638,933
4.431% 1/23/30 (a)	7,074,000	8,276,286
5% 11/24/25	40,891,000	47,056,666
5.75% 1/25/21	4,996,000	5,161,148
Nomura Holdings, Inc. 2.648% 1/16/25	1,525,000	1,574,782
State Street Corp.:
2.825% 3/30/23 (a)(b)	887,000	917,206
2.901% 3/30/26 (a)(b)	833,000	895,410
3.152% 3/30/31 (a)(b)	567,000	627,878
		388,038,934
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	7,954,000	6,595,473
3.5% 5/26/22	1,949,000	1,807,038
4.125% 7/3/23	5,132,000	4,568,953
4.45% 12/16/21	4,011,000	3,806,988
4.45% 4/3/26	4,282,000	3,556,509
4.5% 5/15/21	1,455,000	1,418,128
4.875% 1/16/24	6,861,000	6,134,530
5% 10/1/21	2,185,000	2,103,132
Ally Financial, Inc.:
3.875% 5/21/24	6,322,000	6,385,789
4.125% 2/13/22	300,000	306,663
5.125% 9/30/24	4,388,000	4,566,284
5.8% 5/1/25	6,894,000	7,536,659
Capital One Financial Corp.:
2.6% 5/11/23	9,320,000	9,570,208
3.65% 5/11/27	15,820,000	16,507,192
3.8% 1/31/28	7,795,000	8,188,790
Discover Financial Services:
3.85% 11/21/22	2,293,000	2,374,833
3.95% 11/6/24	2,567,000	2,719,150
4.1% 2/9/27	645,000	668,859
4.5% 1/30/26	6,463,000	6,921,838
5.2% 4/27/22	1,093,000	1,151,275
Ford Motor Credit Co. LLC:
3.35% 11/1/22	1,290,000	1,219,321
4.063% 11/1/24	22,139,000	20,810,660
5.085% 1/7/21	4,004,000	3,958,955
5.584% 3/18/24	8,575,000	8,529,553
5.596% 1/7/22	8,285,000	8,264,288
GE Capital International Funding Co. 4.418% 11/15/35	1,370,000	1,367,853
John Deere Capital Corp.:
2.65% 6/24/24	615,000	657,560
2.8% 1/27/23	990,000	1,045,961
2.8% 3/6/23	1,045,000	1,108,236
Navient Corp. 7.25% 1/25/22	1,300,000	1,293,500
Springleaf Finance Corp. 6.875% 3/15/25	500,000	493,600
Synchrony Financial:
2.85% 7/25/22	2,029,000	1,991,457
3.75% 8/15/21	2,016,000	2,046,536
3.95% 12/1/27	8,719,000	8,339,467
4.25% 8/15/24	2,029,000	2,027,752
4.375% 3/19/24	7,165,000	7,231,173
5.15% 3/19/29	13,451,000	13,763,101
Toyota Motor Credit Corp.:
2.9% 3/30/23	10,102,000	10,628,505
3% 4/1/25	9,240,000	10,048,134
3.375% 4/1/30	2,998,000	3,364,708
		205,078,611
Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,273,000	1,343,974
Berkshire Hathaway, Inc. 2.75% 3/15/23	895,000	949,308
BP Capital Markets America, Inc. 3.245% 5/6/22	2,610,000	2,726,225
Brixmor Operating Partnership LP:
4.125% 6/15/26	5,706,000	5,822,465
4.125% 5/15/29	6,724,000	6,494,029
General Electric Capital Corp.:
3.15% 9/7/22	1,386,000	1,419,449
3.45% 5/15/24	85,000	87,143
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	305,000	294,325
6.25% 5/15/26	684,000	687,557
6.375% 12/15/25	1,100,000	1,111,099
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)	385,000	363,825
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)	136,000	115,207
5.5% 2/15/24 (b)	7,000,000	6,012,795
Pine Str Trust Ii 5.568% 2/15/49 (b)	7,800,000	8,272,953
Pine Street Trust I 4.572% 2/15/29 (b)	7,798,000	8,336,088
Voya Financial, Inc. 3.125% 7/15/24	3,436,000	3,557,314
		47,593,756
Insurance - 0.4%
ACE INA Holdings, Inc.:
2.7% 3/13/23	1,105,000	1,164,002
3.15% 3/15/25	1,615,000	1,764,947
AFLAC, Inc. 3.6% 4/1/30	3,100,000	3,579,135
AIA Group Ltd. 3.375% 4/7/30 (b)	9,627,000	10,367,576
American International Group, Inc.:
2.5% 6/30/25	15,800,000	16,343,279
3.4% 6/30/30	15,800,000	16,579,645
3.75% 7/10/25	1,110,000	1,209,774
4.125% 2/15/24	360,000	394,773
4.5% 7/16/44	2,255,000	2,531,618
4.875% 6/1/22	3,898,000	4,193,513
Aon Corp. 5% 9/30/20	540,000	547,708
Arch Capital Finance LLC 4.011% 12/15/26	1,970,000	2,175,066
CNA Financial Corp. 3.95% 5/15/24	1,400,000	1,509,423
Five Corners Funding Trust II 2.85% 5/15/30 (b)	11,420,000	11,663,451
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	1,847,000	2,081,823
Lincoln National Corp.:
3.05% 1/15/30	130,000	129,968
4.35% 3/1/48	165,000	174,490
6.3% 10/9/37	110,000	134,766
Markel Corp.:
4.15% 9/17/50	1,040,000	1,059,005
4.3% 11/1/47	525,000	549,510
Marsh & McLennan Companies, Inc.:
2.25% 11/15/30	3,006,000	3,044,926
3.5% 6/3/24	1,140,000	1,228,382
4.375% 3/15/29	5,432,000	6,412,324
4.75% 3/15/39	2,493,000	3,130,248
4.8% 7/15/21	1,026,000	1,062,565
4.9% 3/15/49	4,960,000	6,609,416
MetLife, Inc. 4.368% 9/15/23 (a)	910,000	1,020,900
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 0.56% 5/28/21 (a)(b)(c)	31,400,000	31,244,028
New York Life Insurance Co. 3.75% 5/15/50 (b)	2,317,000	2,601,770
Pricoa Global Funding I 5.375% 5/15/45 (a)	5,278,000	5,436,340
Progressive Corp. 3.2% 3/26/30	1,118,000	1,255,137
Prudential Financial, Inc. 4.5% 11/16/21	1,118,000	1,177,448
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	3,200,000	3,523,456
Teachers Insurance & Annuity Association of America 3.3% 5/15/50 (b)	4,976,000	5,087,755
The Chubb Corp. 6% 5/11/37	300,000	418,429
Unum Group:
4% 6/15/29	5,961,000	5,892,491
4.5% 3/15/25	8,661,000	8,995,590
5.625% 9/15/20	3,216,000	3,255,752
5.75% 8/15/42	2,238,000	2,196,168
		171,746,597
Thrifts & Mortgage Finance - 0.0%
Quicken Loans, Inc. 5.25% 1/15/28 (b)	300,000	302,757

TOTAL FINANCIALS		1,683,536,831

HEALTH CARE - 0.8%
Biotechnology - 0.0%
AbbVie, Inc.:
3.85% 6/15/24 (b)	560,000	612,096
4.25% 11/21/49 (b)	2,395,000	2,743,865
4.55% 3/15/35 (b)	400,000	471,187
4.7% 5/14/45	3,375,000	4,029,740
4.875% 11/14/48	585,000	721,402
Amgen, Inc. 2.6% 8/19/26	3,975,000	4,233,979
Baxalta, Inc. 4% 6/23/25	579,000	645,098
Gilead Sciences, Inc.:
3.25% 9/1/22	195,000	206,466
3.65% 3/1/26	685,000	778,207
4.4% 12/1/21	1,120,000	1,173,177
4.5% 2/1/45	665,000	852,141
		16,467,358
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories 4.9% 11/30/46	1,460,000	2,059,914
Becton, Dickinson & Co.:
2.404% 6/5/20	4,246,000	4,245,584
3.125% 11/8/21	1,050,000	1,083,150
3.7% 6/6/27	118,000	131,941
3.734% 12/15/24	855,000	939,457
Hologic, Inc. 4.375% 10/15/25 (b)	200,000	204,458
Stryker Corp.:
3.375% 5/15/24	335,000	368,029
3.375% 11/1/25	305,000	341,447
3.5% 3/15/26	675,000	759,052
Teleflex, Inc.:
4.25% 6/1/28 (b)	60,000	61,800
4.875% 6/1/26	1,000,000	1,030,000
		11,224,832
Health Care Providers & Services - 0.5%
Anthem, Inc.:
3.3% 1/15/23	3,395,000	3,602,993
3.65% 12/1/27	3,535,000	3,999,722
Ascension Health:
2.532% 11/15/29	265,000	278,991
3.106% 11/15/39	610,000	651,744
3.945% 11/15/46	465,000	571,945
4.847% 11/15/53	150,000	201,264
BayCare Health System, Inc. 3.831% 11/15/50	230,000	269,816
Cardinal Health, Inc. 3.2% 6/15/22	405,000	418,661
Centene Corp.:
3.375% 2/15/30	4,420,000	4,450,940
4.25% 12/15/27	5,825,000	6,084,912
4.625% 12/15/29	7,750,000	8,342,875
4.75% 1/15/25	3,965,000	4,093,863
5.25% 4/1/25 (b)	1,300,000	1,338,181
5.375% 6/1/26 (b)	335,000	354,263
5.375% 8/15/26 (b)	200,000	211,282
Childrens Hospital Corp. 4.115% 1/1/47	580,000	688,529
Cigna Corp.:
3.25% 4/15/25 (b)	555,000	601,217
3.75% 7/15/23	4,140,000	4,504,440
4.125% 9/15/20 (b)	1,049,000	1,057,430
4.125% 11/15/25	4,646,000	5,293,613
4.375% 10/15/28	7,774,000	9,123,500
4.5% 2/25/26 (b)	4,925,000	5,710,562
4.8% 8/15/38	4,840,000	6,036,835
4.9% 12/15/48	4,836,000	6,377,311
CommonSpirit Health 2.76% 10/1/24	950,000	961,047
CVS Health Corp.:
3% 8/15/26	828,000	904,384
3.25% 8/15/29	1,903,000	2,057,561
3.625% 4/1/27	2,341,000	2,569,417
3.75% 4/1/30	4,459,000	4,990,445
4.1% 3/25/25	30,084,000	33,621,733
4.125% 4/1/40	3,104,000	3,580,811
4.25% 4/1/50	881,000	1,032,887
4.3% 3/25/28	17,504,000	19,958,659
4.78% 3/25/38	7,778,000	9,470,508
5.05% 3/25/48	12,663,000	16,257,424
5.125% 7/20/45	1,545,000	1,953,857
5.3% 12/5/43	305,000	388,112
Hackensack Meridian Health 4.5% 7/1/57	385,000	470,553
HCA Holdings, Inc.:
4.75% 5/1/23	205,000	221,814
5% 3/15/24	300,000	330,516
5.25% 6/15/26	900,000	1,024,485
5.375% 2/1/25	305,000	334,795
Kaiser Foundation Hospitals 4.15% 5/1/47	1,100,000	1,363,475
Laboratory Corp. of America Holdings:
3.25% 9/1/24	795,000	853,311
4.7% 2/1/45	830,000	999,744
Memorial Sloan-Kettring Cancer Center:
4.2% 7/1/55	140,000	175,922
5% 7/1/42	225,000	296,335
Mount Sinai Hospital 3.737% 7/1/49	460,000	465,752
New York & Presbyterian Hospital:
4.024% 8/1/45	550,000	643,901
4.063% 8/1/56	540,000	632,133
NYU Hospitals Center 4.368% 7/1/47	810,000	868,112
Providence St. Joseph Health Obligated Group:
2.532% 10/1/29	790,000	822,745
2.746% 10/1/26	780,000	827,774
Quest Diagnostics, Inc.:
4.7% 3/30/45	100,000	122,553
5.75% 1/30/40	68,000	84,392
Sutter Health 4.091% 8/15/48	2,540,000	2,833,900
Tenet Healthcare Corp.:
4.875% 1/1/26 (b)	1,160,000	1,192,144
6.25% 2/1/27 (b)	120,000	124,200
7.5% 4/1/25 (b)	500,000	545,000
8.125% 4/1/22	900,000	940,500
Toledo Hospital:
5.325% 11/15/28	2,792,000	2,913,147
6.015% 11/15/48	5,710,000	6,094,437
UnitedHealth Group, Inc.:
2.75% 5/15/40	2,499,000	2,597,034
2.9% 5/15/50	2,280,000	2,368,236
3.125% 5/15/60	3,200,000	3,368,115
3.875% 8/15/59	30,000	36,075
4.25% 4/15/47	645,000	807,717
4.25% 6/15/48	800,000	1,015,970
6.875% 2/15/38	700,000	1,101,262
		208,487,783
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (b)	900,000	952,875
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (b)	30,000	30,253
5.5% 4/1/26 (b)	100,000	104,419
Thermo Fisher Scientific, Inc.:
4.133% 3/25/25	2,323,000	2,640,653
4.15% 2/1/24	570,000	634,919
4.497% 3/25/30	2,059,000	2,515,790
		5,926,034
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	51,454,000	57,604,755
Bristol-Myers Squibb Co.:
4.25% 10/26/49 (b)	1,925,000	2,531,022
5% 8/15/45 (b)	510,000	703,024
Elanco Animal Health, Inc.:
4.662% 8/27/21 (a)	1,274,000	1,296,295
5.022% 8/28/23 (a)	4,020,000	4,245,191
5.65% 8/28/28 (a)	1,693,000	1,870,765
GlaxoSmithKline Capital PLC 2.85% 5/8/22	710,000	743,073
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,425,000	1,513,901
Johnson & Johnson 3.625% 3/3/37	1,485,000	1,772,800
Merck & Co., Inc.:
2.4% 9/15/22	2,875,000	2,993,414
3.4% 3/7/29	1,400,000	1,610,440
Mylan NV:
3.15% 6/15/21	5,494,000	5,595,121
3.95% 6/15/26	2,804,000	3,050,939
5.2% 4/15/48	1,680,000	1,922,020
5.4% 11/29/43	580,000	658,984
Novartis Capital Corp.:
2.4% 9/21/22	2,695,000	2,814,670
4% 11/20/45	1,090,000	1,378,573
Perrigo Finance PLC 3.5% 12/15/21	400,000	398,849
Pfizer, Inc. 2.55% 5/28/40	1,210,000	1,223,144
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	2,490,000	2,748,860
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	1,013,000	993,196
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (b)	1,300,000	1,345,227
Wyeth LLC 6.45% 2/1/24	3,125,000	3,770,448
Zoetis, Inc. 3.25% 2/1/23	5,975,000	6,237,745
		109,022,456

TOTAL HEALTH CARE		352,081,338

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (b)	2,985,000	3,233,977
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)	700,000	664,433
BWX Technologies, Inc. 5.375% 7/15/26 (b)	700,000	719,516
Embraer Netherlands Finance BV 5.4% 2/1/27	75,000	68,212
General Dynamics Corp.:
2.25% 11/15/22	1,000,000	1,036,375
3.5% 5/15/25	1,905,000	2,123,064
Lockheed Martin Corp.:
2.9% 3/1/25	3,075,000	3,360,827
3.8% 3/1/45	485,000	586,249
Moog, Inc. 4.25% 12/15/27 (b)	410,000	391,156
Northrop Grumman Corp. 4.75% 6/1/43	820,000	1,054,435
Raytheon Technologies Corp. 4.125% 11/16/28	490,000	568,064
Rockwell Collins, Inc. 3.5% 3/15/27	2,225,000	2,394,621
The Boeing Co.:
2.25% 6/15/26	985,000	916,319
3.1% 5/1/26	360,000	349,888
3.6% 5/1/34	1,750,000	1,604,970
5.04% 5/1/27	4,430,000	4,703,171
5.15% 5/1/30	4,430,000	4,730,503
5.705% 5/1/40	4,430,000	4,848,878
5.805% 5/1/50	4,960,000	5,614,321
5.93% 5/1/60	4,430,000	5,128,251
TransDigm, Inc.:
6.25% 3/15/26 (b)	915,000	935,588
7.5% 3/15/27	40,000	39,365
8% 12/15/25 (b)	465,000	502,200
		45,574,383
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	930,000	691,455
FedEx Corp. 3.3% 3/15/27	280,000	296,275
United Parcel Service, Inc. 2.05% 4/1/21	150,000	151,816
XPO Logistics, Inc. 6.25% 5/1/25 (b)	340,000	354,824
		1,494,370
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 4/1/28	231,519	185,428
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	461,430	413,279
Continental Airlines, Inc. 4.15% 10/11/25	721,016	663,903
Delta Air Lines, Inc. 3.625% 3/15/22	480,000	436,919
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 2/10/24	111,008	102,972
Southwest Airlines Co. 2.625% 2/10/30	735,000	609,971
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27	149,184	135,531
		2,548,003
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	400,000	400,000
Johnson Controls International PLC 4.95% 7/2/64	197,000	233,684
Masco Corp. 4.45% 4/1/25	1,610,000	1,757,093
		2,390,777
Commercial Services & Supplies - 0.0%
Advocate Health & Hospitals Corp. 3.387% 10/15/49	510,000	551,421
Cintas Corp. No. 2 3.7% 4/1/27	1,135,000	1,271,139
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	300,000	293,313
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (b)	220,000	220,825
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	600,000	599,070
Waste Connection, Inc. 3.05% 4/1/50	275,000	268,269
Waste Management, Inc. 2.9% 9/15/22	375,000	392,096
WMX Technologies, Inc. 4.6% 3/1/21	345,000	351,865
		3,947,998
Construction & Engineering - 0.0%
AECOM:
5.125% 3/15/27	305,000	323,623
5.875% 10/15/24	1,100,000	1,178,870
		1,502,493
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	119,101
Sensata Technologies BV 4.875% 10/15/23 (b)	300,000	308,250
		427,351
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	581,000	627,151
3.05% 4/15/30	469,000	523,348
3.7% 4/15/50	578,000	696,969
Covidien International Finance SA 3.2% 6/15/22	865,000	907,431
Honeywell International, Inc. 1.35% 6/1/25	920,000	938,814
		3,693,713
Machinery - 0.0%
Deere & Co.:
2.75% 4/15/25	1,155,000	1,252,342
3.1% 4/15/30	3,082,000	3,460,946
3.75% 4/15/50	939,000	1,132,884
Fortive Corp. 3.15% 6/15/26	275,000	290,163
Pentair Finance SA 4.5% 7/1/29	670,000	721,183
Westinghouse Air Brake Co. 4.95% 9/15/28	430,000	450,911
Xylem, Inc.:
3.25% 11/1/26	225,000	242,814
4.875% 10/1/21	525,000	552,378
		8,103,621
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)	110,000	104,816
Equifax, Inc. 2.6% 12/1/24	1,245,000	1,292,179
IHS Markit Ltd. 4.125% 8/1/23	365,000	395,295
		1,792,290
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (b)	2,155,000	1,917,517
3.95% 7/1/24 (b)	2,862,000	2,361,632
4.375% 5/1/26 (b)	3,477,000	2,717,223
5.125% 10/1/23 (b)	240,000	202,832
5.25% 5/15/24 (b)	4,210,000	3,553,215
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	974,556
Canadian National Railway Co. 2.85% 12/15/21	600,000	614,358
CSX Corp.:
3.4% 8/1/24	450,000	489,748
3.8% 4/15/50	1,839,000	2,136,854
6.15% 5/1/37	1,500,000	2,103,140
Union Pacific Corp.:
3.25% 2/5/50	1,510,000	1,597,323
3.6% 9/15/37	640,000	701,143
3.75% 2/5/70	315,000	343,581
4.3% 6/15/42	325,000	382,338
		20,095,460
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	1,711,000	1,595,849
3% 9/15/23	800,000	735,815
3.375% 6/1/21	2,750,000	2,648,217
3.75% 2/1/22	4,752,000	4,532,570
3.875% 4/1/21	2,900,000	2,836,066
4.25% 2/1/24	7,846,000	7,360,309
4.25% 9/15/24	3,212,000	2,980,158
FLY Leasing Ltd. 5.25% 10/15/24	160,000	124,800
		22,813,784
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (a)	755,000	777,650

TOTAL INDUSTRIALS		115,161,893

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
1.85% 9/20/21	725,000	738,311
2.9% 3/4/21	150,000	152,720
3% 6/15/22	310,000	327,013
		1,218,044
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (b)	6,100,000	6,549,582
6.02% 6/15/26 (b)	2,112,000	2,385,494
TTM Technologies, Inc. 5.625% 10/1/25 (b)	700,000	705,607
		9,640,683
IT Services - 0.0%
Fiserv, Inc.:
2.75% 7/1/24	205,000	217,433
3.85% 6/1/25	1,490,000	1,660,916
Global Payments, Inc. 2.65% 2/15/25	495,000	519,940
IBM Corp.:
2.85% 5/15/40	730,000	738,725
3.625% 2/12/24	3,865,000	4,261,933
MasterCard, Inc.:
3.3% 3/26/27	922,000	1,045,501
3.35% 3/26/30	1,282,000	1,483,936
3.375% 4/1/24	870,000	963,637
3.85% 3/26/50	1,100,000	1,394,488
Visa, Inc. 2.7% 4/15/40	145,000	153,744
		12,440,253
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	1,260,000	1,302,567
Entegris, Inc.:
4.375% 4/15/28 (b)	205,000	209,514
4.625% 2/10/26 (b)	400,000	407,900
Micron Technology, Inc. 2.497% 4/24/23	9,336,000	9,558,461
NVIDIA Corp.:
2.85% 4/1/30	2,598,000	2,854,487
3.5% 4/1/40	2,808,000	3,215,592
3.5% 4/1/50	5,625,000	6,386,559
3.7% 4/1/60	1,107,000	1,305,981
		25,241,061
Software - 0.2%
CDK Global, Inc.:
4.875% 6/1/27	500,000	518,755
5.875% 6/15/26	200,000	210,500
Microsoft Corp.:
2.525% 6/1/50 (d)	718,000	728,596
3.7% 8/8/46	2,510,000	3,131,964
4.1% 2/6/37 (e)	1,212,000	1,540,595
Nortonlifelock, Inc. 5% 4/15/25 (b)	475,000	484,500
Nuance Communications, Inc. 5.625% 12/15/26	600,000	636,168
Open Text Corp. 3.875% 2/15/28 (b)	175,000	172,713
Oracle Corp.:
2.5% 4/1/25	6,499,000	6,907,769
2.65% 7/15/26	2,295,000	2,485,638
2.8% 4/1/27	6,499,000	7,046,949
2.95% 5/15/25	1,085,000	1,184,102
2.95% 4/1/30	6,500,000	7,131,991
3.6% 4/1/40	6,500,000	7,187,446
3.6% 4/1/50	6,500,000	7,241,366
3.85% 4/1/60	6,500,000	7,425,442
4.125% 5/15/45	1,270,000	1,490,755
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	775,000	813,990
		56,339,239
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc. 3.25% 2/23/26	8,225,000	9,279,552
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (a)	5,700,000	6,102,246
		15,381,798

TOTAL INFORMATION TECHNOLOGY		120,261,078

MATERIALS - 0.1%
Chemicals - 0.1%
CF Industries Holdings, Inc. 5.15% 3/15/34	300,000	316,500
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 4.4905% 6/15/22 (a)(b)(c)	495,000	426,908
DuPont de Nemours, Inc.:
2.169% 5/1/23	15,494,000	15,806,160
4.493% 11/15/25	2,875,000	3,261,717
Eastman Chemical Co. 4.65% 10/15/44	485,000	540,450
Ecolab, Inc. 4.35% 12/8/21	245,000	260,002
FMC Corp. 4.5% 10/1/49	800,000	904,441
LYB International Finance II BV 3.5% 3/2/27	1,170,000	1,251,482
LyondellBasell Industries NV:
5.75% 4/15/24	1,730,000	1,968,328
6% 11/15/21	1,519,000	1,602,184
Nufarm Australia Ltd. 5.75% 4/30/26 (b)	400,000	389,372
Nutrien Ltd. 4.9% 6/1/43	825,000	928,098
Olin Corp. 5.125% 9/15/27	700,000	623,000
Sherwin-Williams Co. 4.5% 6/1/47	210,000	249,776
The Chemours Co. LLC 7% 5/15/25	600,000	583,500
The Dow Chemical Co. 3.625% 5/15/26	3,370,000	3,655,592
Valvoline, Inc.:
4.25% 2/15/30 (b)	70,000	69,825
4.375% 8/15/25	400,000	406,000
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (b)	400,000	407,000
		33,650,335
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 2.5% 3/15/30	530,000	514,508
Vulcan Materials Co. 4.5% 6/15/47	795,000	841,109
		1,355,617
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (b)	145,000	149,488
Berry Global, Inc. 4.875% 7/15/26 (b)	200,000	209,064
International Paper Co.:
5% 9/15/35	405,000	471,737
5.15% 5/15/46	116,000	137,878
OI European Group BV 4% 3/15/23 (b)	500,000	493,750
Rock-Tenn Co. 4.9% 3/1/22	185,000	195,034
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	205,000	215,059
8.5% 8/15/27 (b)	60,000	63,300
		1,935,310
Metals & Mining - 0.0%
Anglo American Capital PLC:
4.125% 4/15/21 (b)	6,803,000	6,917,653
4.125% 9/27/22 (b)	1,333,000	1,358,805
Barrick North America Finance LLC 5.75% 5/1/43	330,000	453,546
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	1,979,000	2,003,144
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)	2,033,000	2,161,968
4.5% 8/1/47 (b)	1,715,000	1,917,048
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (b)	5,000	5,043
Newmont Corp.:
2.25% 10/1/30	885,000	875,653
2.8% 10/1/29	425,000	442,118
Southern Copper Corp. 5.875% 4/23/45	455,000	544,009
		16,678,987

TOTAL MATERIALS		53,620,249

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	5,395,000	6,547,635
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	816,115
Boston Properties, Inc.:
3.85% 2/1/23	1,175,000	1,248,103
4.5% 12/1/28	5,210,000	5,993,249
Camden Property Trust:
2.8% 5/15/30	3,432,000	3,573,171
2.95% 12/15/22	954,000	979,414
4.25% 1/15/24	2,838,000	3,008,755
CoreCivic, Inc. 4.625% 5/1/23	800,000	776,000
Corporate Office Properties LP 5% 7/1/25	3,453,000	3,627,321
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	300,000	307,500
Duke Realty LP:
3.25% 6/30/26	805,000	856,208
3.625% 4/15/23	1,382,000	1,435,616
3.875% 10/15/22	2,108,000	2,187,687
Equity One, Inc. 3.75% 11/15/22	3,200,000	3,261,022
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	200,000	200,876
HCP, Inc.:
3% 1/15/30	925,000	898,212
3.25% 7/15/26	776,000	788,402
3.5% 7/15/29	887,000	900,435
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,715,000	1,629,961
3.5% 8/1/26	1,786,000	1,838,610
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,283,580
Hudson Pacific Properties LP 4.65% 4/1/29	10,503,000	10,766,803
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,301,952
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24	2,300,000	2,397,750
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24	1,600,000	1,643,536
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	7,647,000	6,993,444
4.375% 8/1/23	6,644,000	6,689,696
4.5% 1/15/25	2,793,000	2,820,540
4.5% 4/1/27	1,500,000	1,445,107
4.75% 1/15/28	7,569,000	7,448,708
4.95% 4/1/24	1,152,000	1,187,900
5.25% 1/15/26	5,841,000	5,907,354
Prologis LP 3.25% 10/1/26	2,158,000	2,380,722
Realty Income Corp. 3% 1/15/27	585,000	600,300
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	823,113
5% 12/15/23	626,000	627,058
SBA Communications Corp. 4.875% 9/1/24	200,000	205,310
Simon Property Group LP:
2.45% 9/13/29	885,000	812,773
3.25% 11/30/26	1,070,000	1,069,931
3.375% 10/1/24	2,120,000	2,164,037
3.5% 9/1/25	55,000	55,896
3.75% 2/1/24	275,000	282,703
SITE Centers Corp.:
3.625% 2/1/25	2,396,000	2,362,505
4.25% 2/1/26	5,582,000	5,593,957
Store Capital Corp. 4.625% 3/15/29	2,475,000	2,301,959
The GEO Group, Inc.:
5.875% 10/15/24	65,000	53,788
6% 4/15/26	265,000	206,700
Ventas Realty LP:
3% 1/15/30	10,008,000	9,249,742
3.125% 6/15/23	1,414,000	1,404,933
3.85% 4/1/27	1,050,000	1,037,913
4% 3/1/28	2,712,000	2,679,475
4.125% 1/15/26	1,628,000	1,637,545
4.75% 11/15/30	13,000,000	13,527,801
VICI Properties, Inc.:
3.5% 2/15/25 (b)	125,000	120,313
4.25% 12/1/26 (b)	670,000	663,769
4.625% 12/1/29 (b)	250,000	249,415
Weingarten Realty Investors 3.375% 10/15/22	472,000	478,386
Welltower, Inc. 2.7% 2/15/27	340,000	326,666
WP Carey, Inc.:
3.85% 7/15/29	1,725,000	1,675,226
4% 2/1/25	5,544,000	5,666,652
4.6% 4/1/24	7,436,000	7,869,332
		157,888,582
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,006,000	4,064,006
3.95% 11/15/27	5,608,000	5,572,822
4.1% 10/1/24	4,892,000	5,001,045
4.55% 10/1/29	1,707,000	1,719,861
CBRE Group, Inc. 4.875% 3/1/26	12,670,000	13,679,368
Digital Realty Trust LP 3.95% 7/1/22	3,488,000	3,647,764
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,846,567
Howard Hughes Corp. 5.375% 3/15/25 (b)	400,000	380,000
Mack-Cali Realty LP:
3.15% 5/15/23	3,436,000	2,954,960
4.5% 4/18/22	644,000	579,744
Mid-America Apartments LP 4% 11/15/25	1,296,000	1,346,916
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,817,720
Tanger Properties LP:
3.125% 9/1/26	3,497,000	3,027,244
3.75% 12/1/24	3,352,000	3,061,983
3.875% 12/1/23	1,492,000	1,387,982
3.875% 7/15/27	13,369,000	11,483,465
		62,571,447

TOTAL REAL ESTATE		220,460,029

UTILITIES - 0.5%
Electric Utilities - 0.3%
AEP Transmission Co. LLC 4% 12/1/46	375,000	438,739
Alabama Power Co.:
3.75% 3/1/45	1,000,000	1,110,630
3.85% 12/1/42	700,000	809,555
4.1% 1/15/42	225,000	244,338
Appalachian Power Co. 3.3% 6/1/27	605,000	645,371
Baltimore Gas & Electric Co. 3.35% 7/1/23	470,000	501,116
CenterPoint Energy Houston Electric LLC:
2.25% 8/1/22	530,000	544,819
3.95% 3/1/48	1,235,000	1,467,733
Clearway Energy Operating LLC 4.75% 3/15/28 (b)	60,000	61,950
Cleco Corporate Holdings LLC 3.375% 9/15/29 (b)	4,448,000	4,401,937
Columbus So Power Co. 4% 6/1/49	680,000	811,326
Commonwealth Edison Co.:
3.2% 11/15/49	265,000	281,939
3.7% 3/1/45	315,000	355,655
3.75% 8/15/47	250,000	290,038
4.35% 11/15/45	330,000	412,226
4.6% 8/15/43	1,045,000	1,320,758
Dominion Energy South Carolina:
5.1% 6/1/65	470,000	657,003
5.45% 2/1/41	35,000	47,462
DPL, Inc. 4.35% 4/15/29	1,990,000	2,002,196
DTE Electric Co. 3.75% 8/15/47	900,000	1,050,950
Duke Energy Carolinas LLC:
2.95% 12/1/26	370,000	409,449
4% 9/30/42	1,175,000	1,394,580
4.25% 12/15/41	1,450,000	1,762,034
6.1% 6/1/37	775,000	1,087,942
Duke Energy Industries, Inc. 3.25% 10/1/49	840,000	920,318
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	8,875,000	9,310,632
6.4% 9/15/20 (b)	4,858,000	4,936,443
Entergy Louisiana LLC:
2.4% 10/1/26	1,070,000	1,105,176
4.05% 9/1/23	880,000	956,013
Evergy Kansas Central 4.125% 3/1/42	655,000	763,530
Exelon Corp.:
4.05% 4/15/30	2,274,000	2,615,529
4.7% 4/15/50	1,013,000	1,263,380
5.625% 6/15/35	150,000	196,320
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	13,584,621
4.85% 7/15/47	335,000	421,817
7.375% 11/15/31	9,948,000	14,584,703
Florida Power & Light Co. 3.95% 3/1/48	2,080,000	2,619,399
Fortis, Inc. 3.055% 10/4/26	301,000	322,854
Hydro-Quebec 8.05% 7/7/24	1,455,000	1,889,478
Indiana Michigan Power Co. 4.55% 3/15/46	620,000	768,211
IPALCO Enterprises, Inc. 3.7% 9/1/24	2,644,000	2,790,447
LG&E and KU Energy LLC 3.75% 11/15/20	211,000	212,005
Louisville Gas & Electric Co. 5.125% 11/15/40	345,000	430,618
MidAmerican Energy Co. 3.95% 8/1/47	1,475,000	1,755,972
NextEra Energy Capital Holdings, Inc.:
2.25% 6/1/30	1,140,000	1,161,343
3.15% 4/1/24	1,055,000	1,131,922
NextEra Energy Partners LP 4.25% 9/15/24 (b)	300,000	309,750
Northern States Power Co. 6.25% 6/1/36	370,000	532,617
NRG Energy, Inc.:
5.75% 1/15/28	245,000	266,528
6.625% 1/15/27	400,000	426,000
NRG Yield Operating LLC 5% 9/15/26	520,000	531,700
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	23,648	23,884
PacifiCorp:
5.25% 6/15/35	1,375,000	1,825,405
5.75% 4/1/37	900,000	1,199,862
PPL Capital Funding, Inc. 4.7% 6/1/43	1,315,000	1,493,229
PPL Electric Utilities Corp.:
4.125% 6/15/44	450,000	541,944
4.15% 10/1/45	730,000	872,987
6.25% 5/15/39	250,000	365,946
Public Service Co. of Colorado 2.5% 3/15/23	645,000	667,326
Public Service Electric & Gas Co.:
2.25% 9/15/26	270,000	285,420
3.6% 12/1/47	260,000	299,403
3.65% 9/1/28	860,000	993,392
3.65% 9/1/42	125,000	144,266
3.95% 5/1/42	405,000	479,009
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	385,482
Southern California Edison Co.:
3.6% 2/1/45	1,935,000	2,004,415
4% 4/1/47	715,000	788,068
Virginia Electric & Power Co.:
3.15% 1/15/26	15,000	16,599
6% 1/15/36	470,000	652,616
6% 5/15/37	1,150,000	1,625,033
Vistra Operations Co. LLC:
5% 7/31/27 (b)	195,000	204,019
5.5% 9/1/26 (b)	1,700,000	1,785,000
5.625% 2/15/27 (b)	225,000	239,110
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	277,339
Xcel Energy, Inc. 3.5% 12/1/49	1,175,000	1,288,921
		106,375,747
Gas Utilities - 0.0%
AGL Capital Corp. 4.4% 6/1/43	440,000	496,258
Atmos Energy Corp. 3.375% 9/15/49	1,370,000	1,523,087
Nakilat, Inc. 6.067% 12/31/33 (b)	666,000	780,885
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	532,030
		3,332,260
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	11,495,000	11,811,113
Emera U.S. Finance LP:
2.7% 6/15/21	1,304,000	1,321,191
3.55% 6/15/26	1,820,000	1,979,744
4.75% 6/15/46	760,000	861,325
Exelon Generation Co. LLC:
3.25% 6/1/25	350,000	362,322
5.6% 6/15/42	375,000	425,904
PSEG Power LLC 3% 6/15/21	1,075,000	1,097,818
TerraForm Power Operating LLC 5% 1/31/28 (b)	400,000	426,000
The AES Corp.:
3.3% 7/15/25 (b)	10,697,000	10,860,450
3.95% 7/15/30 (b)	9,327,000	9,363,842
4.875% 5/15/23	602,000	606,214
5.5% 4/15/25	40,000	41,000
		39,156,923
Multi-Utilities - 0.1%
Ameren Illinois Co.:
3.25% 3/15/50	610,000	650,153
4.15% 3/15/46	490,000	590,768
4.5% 3/15/49	600,000	788,354
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (b)	1,280,000	1,471,612
4.05% 4/15/25 (b)	16,081,000	18,139,874
4.25% 10/15/50 (b)	729,000	914,534
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	1,030,000	1,150,369
3.95% 4/1/50	1,808,000	2,112,737
4.3% 12/1/56	300,000	358,931
Dominion Energy, Inc. 7% 6/15/38	150,000	210,702
DTE Energy Co. 3.8% 3/15/27	1,635,000	1,759,651
NiSource Finance Corp.:
4.8% 2/15/44	305,000	363,794
5.95% 6/15/41	640,000	847,445
NiSource, Inc. 2.95% 9/1/29	11,346,000	12,180,220
NorthWestern Energy Corp. 4.176% 11/15/44	260,000	296,226
Puget Energy, Inc.:
3.65% 5/15/25	624,000	639,122
4.1% 6/15/30 (b)	5,059,000	5,359,588
5.625% 7/15/22	4,555,000	4,848,937
6% 9/1/21	4,353,000	4,578,022
6.5% 12/15/20	1,405,000	1,438,793
San Diego Gas & Electric Co.:
3.32% 4/15/50	760,000	809,848
3.6% 9/1/23	1,025,000	1,095,993
3.75% 6/1/47	585,000	646,589
Sempra Energy 4% 2/1/48	590,000	660,317
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.5049% 5/15/67 (a)(c)	1,012,000	815,937
		62,728,516
Water Utilities - 0.0%
American Water Capital Corp. 3.45% 5/1/50	285,000	312,521

TOTAL UTILITIES		211,905,967

TOTAL NONCONVERTIBLE BONDS
(Cost $3,889,683,592)		4,105,937,779

U.S. Government and Government Agency Obligations - 4.4%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
0.625% 4/22/25	$1,625,000	$1,633,543
1.625% 10/15/24	3,505,000	3,682,406
1.625% 1/7/25	705,000	741,250
1.875% 9/24/26	495,000	531,300
2% 10/5/22	635,000	661,365
2.25% 4/12/22	955,000	991,487
2.375% 1/19/23	455,000	480,789
2.5% 2/5/24	665,000	718,674
2.875% 10/30/20	765,000	773,584
2.875% 9/12/23	670,000	726,888
6.25% 5/15/29	255,000	368,282
6.625% 11/15/30	670,000	1,039,506
Federal Home Loan Bank:
2.625% 10/1/20	165,000	166,345
3% 10/12/21	1,165,000	1,209,722
3.25% 11/16/28	1,815,000	2,160,659
Freddie Mac:
0.375% 4/20/23	885,000	887,077
0.375% 5/5/23	3,065,000	3,069,898
2.375% 2/16/21	2,785,000	2,828,038
6.25% 7/15/32	40,000	63,057
6.75% 9/15/29	255,000	385,238
Tennessee Valley Authority:
0.75% 5/15/25	845,000	852,677
2.875% 2/1/27	1,320,000	1,485,845
5.25% 9/15/39	150,000	224,142
7.125% 5/1/30	460,000	709,968

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		26,391,740

U.S. Treasury Inflation-Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Notes 0.125% 1/15/30	189,700,000	202,121,561
U.S. Treasury Obligations - 3.8%
U.S. Treasury Bonds:
1.125% 5/15/40 (d)	100,000	98,969
2% 2/15/50	130,351,000	149,012,578
2.875% 8/15/45	5,935,000	7,806,380
2.875% 11/15/46	9,275,000	12,310,751
3% 11/15/44	3,705,000	4,951,240
3% 2/15/47	235,000	319,499
3.125% 2/15/43	32,810,000	44,357,582
3.625% 8/15/43	43,790,000	63,798,267
3.75% 11/15/43	5,665,000	8,415,844
6.25% 8/15/23	11,080,000	13,228,048
stripped coupon:
0% 2/15/29	2,800,000	2,633,126
0% 11/15/36	1,975,000	1,633,363
0% 5/15/39	5,425,000	4,231,999
0% 8/15/39	8,745,000	6,808,627
0% 2/15/41	590,000	442,083
0% 11/15/41	850,000	619,466
0% 5/15/42	2,635,000	1,905,879
0% 8/15/42	490,000	352,154
0% 11/15/42	1,280,000	907,311
U.S. Treasury Notes:
0.125% 4/30/22	13,980,000	13,972,355
0.125% 5/15/23	10,195,000	10,173,893
0.25% 5/31/25	11,500,000	11,471,250
0.375% 4/30/25	17,765,000	17,825,373
0.5% 3/15/23	14,055,000	14,178,530
0.5% 4/30/27	9,400,000	9,404,773
0.625% 5/15/30	10,705,000	10,674,892
1.125% 2/28/22	207,945,000	211,397,211
1.375% 5/31/21	11,033,000	11,161,431
1.375% 2/15/23	7,940,000	8,196,499
1.5% 1/31/22	1,450,000	1,481,719
1.5% 2/15/30	415,367,000	448,985,767
1.625% 11/15/22	65,350,000	67,662,777
1.625% 4/30/23	41,065,000	42,771,764
1.75% 9/30/22	16,995,000	17,618,371
1.875% 4/30/22	38,045,000	39,278,490
1.875% 9/30/22	1,213,000	1,260,904
2% 10/31/22	32,840,000	34,280,599
2% 2/15/25	10,415,000	11,242,504
2.125% 9/30/21	60,710,000	62,272,808
2.125% 6/30/22	25,130,000	26,150,906
2.125% 7/31/24	41,955,000	45,198,318
2.125% 5/15/25	35,440,000	38,582,531
2.875% 11/15/21	17,335,000	18,011,471
2.875% 5/15/28	58,470,000	69,079,107

TOTAL U.S. TREASURY OBLIGATIONS		1,566,167,409

Other Government Related - 0.0%
Private Export Funding Corp. Secured:
1.75% 11/15/24	1,225,000	1,285,495
3.55% 1/15/24	755,000	823,629

TOTAL OTHER GOVERNMENT RELATED		2,109,124

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,736,706,391)		1,796,789,834

U.S. Government Agency - Mortgage Securities - 8.6%
Fannie Mae - 2.3%
12 month U.S. LIBOR + 1.550% 4.303% 6/1/36 (a)(c)	4,150	4,297
12 month U.S. LIBOR + 1.820% 3.825% 2/1/35 (a)(c)	140,785	147,612
12 month U.S. LIBOR + 1.950% 4.783% 7/1/37 (a)(c)	8,659	9,097
2% 8/1/31 to 10/1/34	4,062,940	4,199,434
2.5% 9/1/27 to 12/1/49	67,066,563	70,265,023
3% 2/1/27 to 2/1/50 (f)(g)(h)	240,490,860	255,620,218
3.5% 9/1/26 to 4/1/50 (f)(g)(h)(i)	234,711,515	252,486,098
4% 5/1/29 to 11/1/49	192,906,780	209,692,551
4.5% 6/1/24 to 9/1/49	76,779,328	84,675,407
5% 10/1/21 to 2/1/49	46,111,846	52,381,295
5.242% 8/1/41 (a)	369,406	415,372
5.5% 11/1/36 to 1/1/40	2,438,478	2,836,587
6% 3/1/22 to 1/1/42 (f)	14,732,055	17,445,133
6.5% 2/1/36	1,768	2,084
6.552% 2/1/39 (a)	323,002	355,286

TOTAL FANNIE MAE		950,535,494

Freddie Mac - 1.5%
6 month U.S. LIBOR + 2.680% 4.571% 10/1/35 (a)(c)	4,350	4,545
2% 1/1/32	2,031,959	2,103,515
2.5% 3/1/28 to 2/1/43	33,844,649	35,583,198
3% 10/1/28 to 4/1/50	121,617,711	128,936,284
3.5% 8/1/26 to 4/1/50	241,279,823	260,264,413
3.5% 8/1/47	11,121,668	11,985,875
4% 6/1/33 to 7/1/48	125,666,106	136,580,095
4.5% 7/1/25 to 12/1/48	44,139,174	48,499,754
5% 10/1/33 to 12/1/47	7,233,686	8,258,284
6% 7/1/37 to 9/1/38	177,522	212,351
6.5% 9/1/39	526,441	628,317

TOTAL FREDDIE MAC		633,056,631

Ginnie Mae - 1.5%
3.5% 9/20/40 to 12/20/49	134,541,681	145,866,271
4.5% 5/15/39 to 3/20/49	71,715,964	78,938,143
5.5% 6/15/36 to 3/20/41	221,148	256,746
2.5% 12/20/46	1,024,005	1,084,241
2.5% 7/1/50 (d)	8,000,000	8,393,518
3% 8/20/42 to 2/20/50	53,142,598	56,770,258
4% 5/20/40 to 5/20/49	251,466,081	272,314,024
5% 6/20/34 to 6/20/48	29,235,272	32,379,154

TOTAL GINNIE MAE		596,002,355

Uniform Mortgage Backed Securities - 3.3%
2.5% 6/1/35 (d)	58,900,000	61,628,725
2.5% 6/1/35 (d)	11,600,000	12,137,406
2.5% 6/1/35 (d)	6,050,000	6,330,285
2.5% 6/1/35 (d)	7,050,000	7,376,613
2.5% 6/1/35 (d)	9,650,000	10,097,066
2.5% 6/1/35 (d)	10,900,000	11,404,976
2.5% 6/1/35 (d)	7,000,000	7,324,297
2.5% 6/1/35 (d)	22,200,000	23,228,484
2.5% 6/1/35 (d)	5,950,000	6,225,652
2.5% 6/1/35 (d)	30,750,000	32,174,589
2.5% 6/1/35 (d)	17,950,000	18,781,589
2.5% 6/1/35 (d)	6,050,000	6,330,285
2.5% 7/1/35 (d)	30,150,000	31,498,504
2.5% 7/1/35 (d)	22,250,000	23,245,165
2.5% 6/1/50 (d)	9,700,000	10,061,856
2.5% 6/1/50 (d)	11,300,000	11,721,543
2.5% 6/1/50 (d)	5,900,000	6,120,098
2.5% 6/1/50 (d)	5,900,000	6,120,098
2.5% 6/1/50 (d)	4,500,000	4,667,871
2.5% 6/1/50 (d)	4,500,000	4,667,871
2.5% 6/1/50 (d)	9,200,000	9,543,203
2.5% 6/1/50 (d)	27,600,000	28,629,610
2.5% 6/1/50 (d)	4,600,000	4,771,602
2.5% 6/1/50 (d)	4,600,000	4,771,602
2.5% 6/1/50 (d)	450,000	466,787
2.5% 6/1/50 (d)	4,850,000	5,030,928
2.5% 6/1/50 (d)	4,400,000	4,564,141
2.5% 6/1/50 (d)	8,600,000	8,920,820
2.5% 6/1/50 (d)	10,500,000	10,891,699
2.5% 6/1/50 (d)	10,700,000	11,099,160
2.5% 6/1/50 (d)	15,900,000	16,493,145
2.5% 6/1/50 (d)	10,800,000	11,202,891
2.5% 6/1/50 (d)	2,700,000	2,800,723
2.5% 6/1/50 (d)	2,700,000	2,800,723
2.5% 6/1/50 (d)	5,500,000	5,705,176
2.5% 6/1/50 (d)	16,200,000	16,804,336
2.5% 6/1/50 (d)	2,000,000	2,074,609
2.5% 7/1/50 (d)	28,650,000	29,633,725
2.5% 7/1/50 (d)	27,550,000	28,495,955
3% 6/1/50 (d)	35,000,000	36,815,625
3% 6/1/50 (d)	8,700,000	9,151,313
3% 6/1/50 (d)	17,400,000	18,302,625
3% 6/1/50 (d)	30,950,000	32,555,531
3% 6/1/50 (d)	7,700,000	8,099,438
3% 6/1/50 (d)	15,400,000	16,198,875
3% 6/1/50 (d)	8,100,000	8,520,188
3% 6/1/50 (d)	6,500,000	6,837,188
3% 6/1/50 (d)	7,000,000	7,363,125
3% 6/1/50 (d)	100,000	105,188
3% 6/1/50 (d)	19,150,000	20,143,406
3% 6/1/50 (d)	19,800,000	20,827,125
3% 6/1/50 (d)	7,800,000	8,204,625
3% 6/1/50 (d)	8,050,000	8,467,594
3% 6/1/50 (d)	6,700,000	7,047,563
3% 6/1/50 (d)	8,050,000	8,467,594
3% 6/1/50 (d)	8,350,000	8,783,156
3% 6/1/50 (d)	2,200,000	2,314,125
3% 6/1/50 (d)	6,500,000	6,837,188
3% 6/1/50 (d)	6,500,000	6,837,188
3% 6/1/50 (d)	9,250,000	9,729,844
3% 6/1/50 (d)	8,500,000	8,940,938
3% 6/1/50 (d)	7,300,000	7,678,688
3% 6/1/50 (d)	7,200,000	7,573,500
3% 7/1/50 (d)	9,950,000	10,442,447
3% 7/1/50 (d)	7,650,000	8,028,615
3% 7/1/50 (d)	16,250,000	17,054,248
3% 7/1/50 (d)	12,500,000	13,118,653
3.5% 6/1/50 (d)	30,750,000	32,442,452
3.5% 6/1/50 (d)	23,900,000	25,215,434
3.5% 6/1/50 (d)	16,650,000	17,566,401
3.5% 6/1/50 (d)	14,400,000	15,192,563
3.5% 6/1/50 (d)	11,200,000	11,816,438
3.5% 6/1/50 (d)	7,800,000	8,229,305
3.5% 6/1/50 (d)	55,950,000	59,029,438
3.5% 6/1/50 (d)	113,900,000	120,168,953
3.5% 6/1/50 (d)	7,900,000	8,334,809
3.5% 6/1/50 (d)	4,150,000	4,378,412
3.5% 6/1/50 (d)	5,500,000	5,802,715
3.5% 6/1/50 (d)	9,450,000	9,970,119
3.5% 6/1/50 (d)	4,250,000	4,483,916
3.5% 6/1/50 (d)	18,850,000	19,887,487
3.5% 6/1/50 (d)	4,250,000	4,483,916
3.5% 6/1/50 (d)	40,750,000	42,992,843
3.5% 6/1/50 (d)	21,800,000	22,999,852
3.5% 6/1/50 (d)	9,950,000	10,497,639
3.5% 6/1/50 (d)	3,500,000	3,692,637
3.5% 6/1/50 (d)	3,800,000	4,009,149
3.5% 6/1/50 (d)	7,400,000	7,807,289
3.5% 6/1/50 (d)	7,300,000	7,701,785
3.5% 6/1/50 (d)	4,000,000	4,220,156
3.5% 6/1/50 (d)	3,200,000	3,376,125
4% 6/1/50 (d)	10,000,000	10,642,969
4% 6/1/50 (d)	13,650,000	14,527,653
4% 6/1/50 (d)	13,650,000	14,527,653
4% 6/1/50 (d)	10,000,000	10,642,969

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,334,930,478

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,426,248,238)		3,514,524,958

Asset-Backed Securities - 1.1%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	$3,062,458	$2,675,047
Series 2019-1 Class A, 3.844% 5/15/39 (b)	5,147,978	4,262,483
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	8,213,595	6,412,363
Class B, 4.458% 10/16/39 (b)	1,459,063	765,343
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 2.4176% 7/22/32 (a)(b)(c)	10,856,000	10,556,895
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1635% 1/20/33 (a)(b)(c)	3,880,000	3,789,425
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	3,788,648	3,065,735
Class B, 4.335% 1/16/40 (b)	609,253	316,816
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.5389% 10/15/32 (a)(b)(c)	7,102,000	6,968,433
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 0% 4/15/31 (a)(b)(c)	6,330,000	6,330,000
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 2.4189% 1/15/29 (a)(b)(c)	9,133,000	8,928,083
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.0255% 4/17/33 (a)(b)(c)	15,169,000	14,842,867
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 0.5283% 10/25/35 (a)(c)	1,513,488	1,451,767
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	3,340,000	3,273,120
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	8,739,565	6,698,350
Class AA, 2.487% 12/16/41 (b)	1,611,750	1,331,767
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.2089% 4/15/29 (a)(b)(c)	8,338,000	8,207,869
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (b)	1,610,000	1,614,146
Class A3, 2.3% 9/15/23 (b)	2,936,000	2,951,592
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (b)	7,188,163	7,161,042
Series 2020-HB3 Class A, 2.8115% 5/25/30 (a)(b)	500,000	501,265
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	7,639,550	6,082,196
Class B, 5.095% 4/15/39 (b)	3,409,346	1,866,351
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)	7,363,868	5,921,145
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 2.4753% 10/20/32 (a)(b)(c)	5,957,000	5,793,737
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.7125% 5/29/32 (a)(b)(c)	4,370,000	4,261,305
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	800,000	830,696
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5183% 10/25/37 (a)(b)(c)	2,470,685	2,444,254
Citibank Credit Card Issuance Trust:
Series 2018-A3 Class A3, 3.29% 5/23/25	700,000	750,910
Series 2018-A6 Class A6, 3.21% 12/7/24	2,400,000	2,561,549
Series 2018-A7 Class A7, 3.96% 10/13/30	2,100,000	2,472,114
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	4,300,000	4,323,560
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (b)	1,299,981	1,292,743
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (b)	4,692,194	4,677,227
Series 2019-HP1 Class A, 2.59% 12/15/26 (b)	7,686,206	7,534,524
Series 2019-P1 Class A, 2.94% 7/15/26 (b)	2,439,662	2,434,763
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (b)	1,181,701	1,186,639
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)	4,228,665	4,256,828
Class A2II, 4.03% 11/20/47 (b)	7,147,480	7,121,106
Dell Equipment Finance Trust Series 2019-2 Class A3, 1.91% 10/22/24 (b)	6,242,000	6,299,000
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (b)	2,600,000	2,610,139
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 2.4653% 10/20/32 (a)(b)(c)	7,395,000	7,257,904
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 2.4989% 4/15/29 (a)(b)(c)	10,300,000	10,192,128
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.7224% 5/15/32 (a)(b)(c)	7,149,000	7,008,858
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.447% 4/17/33 (a)(b)(c)	5,400,000	5,275,881
Enterprise Fleet Financing LLC Series 2019-3 Class A2, 2.06% 5/20/25 (b)	9,335,000	9,281,441
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (b)	3,493,255	3,504,221
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 0.9933% 3/25/34 (a)(c)	3	3
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (b)	1,910,268	1,921,008
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.7056% 11/16/32 (a)(b)(c)	7,901,000	7,751,031
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	5,435,000	5,453,264
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 0.8716% 4/10/31 (a)(b)(c)	820,706	806,294
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	3,628,363	3,094,100
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	4,418,295	3,659,860
JPMorgan Mtg Acquisition Corp. Series 2005-FRE1 Class A2V3, 1 month U.S. LIBOR + 0.330% 0.4983% 10/25/35 (a)(c)	978,683	951,426
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	6,383,000	6,422,862
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 2.3553% 1/20/29 (a)(b)(c)	3,469,000	3,417,978
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 2.5189% 7/15/32 (a)(b)(c)	8,529,000	8,375,700
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 2.5489% 10/15/32 (a)(b)(c)	3,846,000	3,773,672
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 2.4153% 4/20/30 (a)(b)(c)	7,784,000	7,643,265
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (a)(b)(c)	17,576,000	17,303,572
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (b)	3,527,522	3,508,165
Series 2020-1A Class A, 2.24% 3/15/30 (b)	2,388,341	2,379,291
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	3,480,599	3,648,296
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.2053% 10/20/30 (a)(b)(c)	8,353,000	8,179,057
Mortgage Repurchase Agreement Funding Trust Series 2020-2 Class A1, 1 month U.S. LIBOR + 0.000% 0% 5/29/22 (a)(b)(c)	15,800,000	15,800,000
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (b)	562,368	562,282
Series 2018-3A Class A 3.5545% 11/25/28 (b)	2,627,830	2,631,028
Series 2019-1A Class A, 2.6513% 6/25/29 (b)	2,358,877	2,356,243
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6783% 9/25/35 (a)(c)	57,578	57,211
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 2.4349% 7/17/32 (a)(b)(c)	8,530,000	8,376,614
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)	6,138,615	4,768,783
Prosper Marketplace Issuance Trust:
Series 2019-3A Class A, 3.19% 7/15/25 (b)	3,755,743	3,725,846
Series 2019-4A Class A, 2.48% 2/17/26 (b)	2,042,800	2,033,599
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (b)	240,437	240,911
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	7,772,626	6,389,565
Class B, 4.335% 3/15/40 (b)	712,000	335,083
SBA Tower Trust Series 2019, 2.836% 1/15/50 (b)	8,004,000	8,232,644
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (b)	6,811,820	6,801,467
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (a)(b)(c)	11,226,000	11,276,046
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 2.1353% 1/20/29 (a)(b)(c)	5,538,000	5,459,571
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0283% 9/25/34 (a)(c)	3,983	3,670
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	9,838,581	8,440,888
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	11,373,596	9,799,646
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)	6,261,334	6,580,792
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)	5,334,078	5,567,116
Series 2019-1 Class A1, 3.75% 3/25/58 (b)	2,599,051	2,756,615
Series 2019-MH1 Class A1, 3% 11/25/58 (b)	1,989,626	2,036,203
Upgrade Receivables Trust:
Series 2019-1A Class A, 3.48% 3/15/25 (b)	478,023	476,840
Series 2019-2A Class A, 2.77% 10/15/25 (b)	3,311,406	3,262,713
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 2.5689% 4/15/32 (a)(b)(c)	8,662,000	8,506,586
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.4053% 7/20/32 (a)(b)(c)	8,868,000	8,695,916
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	1,355,000	1,361,194
TOTAL ASSET-BACKED SECURITIES
(Cost $464,502,814)		444,169,543

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 0.6273% 6/27/36 (a)(b)(c)	528,588	523,635
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (b)	443,998	435,134
Series 2012-RR5 Class 8A5, 1.1183% 7/26/36 (a)(b)	88,980	86,959
Citigroup Mortgage Loan Trust sequential payer Series 2009-5 Class 5A1, 4.2042% 1/25/37 (a)(b)	54,208	53,939
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.7937% 5/27/37 (a)(b)(c)	550,453	518,208
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	734,493	732,254
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.8095% 8/25/60 (a)(b)(c)	4,525,521	4,503,577
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 1.6389% 10/15/54 (a)(b)(c)	5,296,866	5,290,521
JPMorgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 0.8828% 6/21/36 (a)(b)(c)	109,939	109,401
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (a)(b)(c)	3,867,640	3,860,535
Series 2019-2A Class 1A, 2.71% 12/22/69 (b)	5,800,000	5,877,888
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 0.6573% 2/25/37 (a)(c)	762	758
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (b)	3,014,181	3,007,622
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	2,492,018	2,568,839
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (b)	3,927,286	4,073,248
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 1.5989% 7/15/58 (a)(b)(c)	7,658,000	7,651,284
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 1.7689% 7/15/58 (a)(b)(c)	5,256,000	5,231,775
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (b)	3,517,441	3,526,831
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (a)(c)	1,444	1,361
Silverstone Master Issuer PLC floater:
Series 2015-1A Class 2A2, 3 month U.S. LIBOR + 0.550% 1.659% 1/21/70 (a)(b)(c)	1,282,500	1,282,177
Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 1.679% 1/21/70 (a)(b)(c)	3,895,395	3,884,951
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.8083% 9/25/43 (a)(c)	2,226,931	2,071,451

TOTAL PRIVATE SPONSOR		55,292,348

U.S. Government Agency - 0.2%
Fannie Mae:
planned amortization class Series 2012-149:
Class DA, 1.75% 1/25/43	1,178,737	1,206,015
Class GA, 1.75% 6/25/42	1,257,657	1,286,158
Series 2005-79 Class ZC, 5.9% 9/25/35	289,673	334,912
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.3768% 8/25/37 (a)(j)(k)	1,051,695	252,053
Series 2010-135 Class ZA, 4.5% 12/25/40	965,279	1,073,319
Series 2010-150 Class ZC, 4.75% 1/25/41	959,381	1,089,194
Series 2010-95 Class ZC, 5% 9/25/40	2,073,520	2,373,265
Series 2011-4 Class PZ, 5% 2/25/41	438,685	503,715
Series 2012-100 Class WI, 3% 9/25/27 (j)	626,776	40,332
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4818% 12/25/30 (a)(j)(k)	223,211	14,841
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3818% 6/25/41 (a)(j)(k)	274,177	27,404
Series 2013-133 Class IB, 3% 4/25/32 (j)	443,869	16,323
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8818% 1/25/44 (a)(j)(k)	243,770	40,791
Series 2013-44 Class DJ, 1.85% 5/25/33	12,327,584	12,533,373
Series 2013-51 Class GI, 3% 10/25/32 (j)	815,719	61,472
Series 2015-42 Class IL, 6% 6/25/45 (j)	1,077,549	223,915
Series 2015-70 Class JC, 3% 10/25/45	866,477	923,374
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	585,104	115,939
Freddie Mac:
planned amortization class Series 4135 Class AB, 1.75% 6/15/42	945,503	967,138
sequential payer Series 3871 Class KB, 5.5% 6/15/41	715,582	856,256
Series 2017-4683 Class LM, 3% 5/15/47	1,202,450	1,264,088
Series 2933 Class ZM, 5.75% 2/15/35	552,195	657,515
Series 2996 Class ZD, 5.5% 6/15/35	380,303	452,876
Series 3237 Class C, 5.5% 11/15/36	549,199	639,949
Series 3955 Class YI, 3% 11/15/21 (j)	54,870	871
Series 3980 Class EP, 5% 1/15/42	3,288,861	3,745,296
Series 4055 Class BI, 3.5% 5/15/31 (j)	390,795	16,533
Series 4149 Class IO, 3% 1/15/33 (j)	401,197	39,708
Series 4314 Class AI, 5% 3/15/34 (j)	125,447	9,426
Series 4427 Class LI, 3.5% 2/15/34 (j)	734,035	41,643
Series 4471 Class PA 4% 12/15/40	598,133	636,356
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	929,096	1,026,798
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	3,086,263	3,239,187
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.3963% 12/20/60 (a)(c)(l)	1,028,037	1,023,496
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 1.5663% 9/20/61 (a)(c)(l)	4,570,176	4,571,683
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 1.5363% 8/20/62 (a)(c)(l)	897,853	897,266
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.6663% 5/20/61 (a)(c)(l)	17,409	17,448
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 1.6163% 8/20/63 (a)(c)(l)	2,984,099	2,987,763
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.6585% 12/20/40 (a)(k)	1,160,370	1,399,664
Series 2016-69 Class WA, 3% 2/20/46	769,847	812,412
Series 2017-134 Class BA, 2.5% 11/20/46	1,347,632	1,406,474
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40	2,385,340	2,631,985
Series 2010-170 Class B, 4% 12/20/40	530,421	585,370
Series 2017-139 Class BA, 3% 9/20/47	7,357,416	7,884,978
Series 2010-116 Class QB, 4% 9/16/40	3,764,294	4,050,732
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.7679% 2/16/40 (a)(j)(k)	560,668	107,071
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9293% 7/20/41 (a)(j)(k)	172,672	33,782
Series 2013-149 Class MA, 2.5% 5/20/40	2,727,141	2,852,420
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	274,623	276,435
Series 2015-H17 Class HA, 2.5% 5/20/65 (l)	355,452	356,242
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66 (a)(c)(l)	3,279,544	3,246,799

TOTAL U.S. GOVERNMENT AGENCY		70,852,055

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $124,251,703)		126,144,403

Commercial Mortgage Securities - 1.2%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	6,500,000	6,391,526
Class ANM, 3.112% 11/5/32 (b)	4,963,000	4,530,985
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,113,000	899,280
Class CNM, 3.8425% 11/5/32 (a)(b)	461,000	364,688
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	3,500,000	3,897,687
Series 2019-BN21:
Class A4, 2.6% 10/17/52	4,400,000	4,617,729
Class A5, 2.851% 10/17/52	838,000	895,848
Series 2019-BN23 Class A3, 2.92% 12/15/52	8,500,000	9,156,143
Series 2019-BN24 Class A3, 2.96% 11/15/62	2,500,000	2,702,050
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (b)	3,445,145	3,443,708
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.400% 0.5683% 11/25/35 (a)(b)(c)	23,264	19,912
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 0.5583% 1/25/36 (a)(b)(c)	58,846	52,924
Class M1, 1 month U.S. LIBOR + 0.450% 0.6183% 1/25/36 (a)(b)(c)	18,994	17,046
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 0.4383% 12/25/36 (a)(b)(c)	146,332	128,196
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.4383% 3/25/37 (a)(b)(c)	35,750	32,600
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.4383% 7/25/37 (a)(b)(c)	105,517	91,915
Class A2, 1 month U.S. LIBOR + 0.320% 0.4883% 7/25/37 (a)(b)(c)	98,792	84,594
Class M1, 1 month U.S. LIBOR + 0.370% 0.5383% 7/25/37 (a)(b)(c)	33,626	25,220
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.4583% 7/25/37 (a)(b)(c)	37,260	30,573
Class M1, 1 month U.S. LIBOR + 0.310% 0.4783% 7/25/37 (a)(b)(c)	19,746	16,002
Class M2, 1 month U.S. LIBOR + 0.340% 0.5083% 7/25/37 (a)(b)(c)	21,120	16,786
Class M3, 1 month U.S. LIBOR + 0.370% 0.5383% 7/25/37 (a)(b)(c)	33,826	27,233
Class M4, 1 month U.S. LIBOR + 0.500% 0.6683% 7/25/37 (a)(b)(c)	53,400	42,469
Class M5, 1 month U.S. LIBOR + 0.600% 0.7683% 7/25/37 (a)(b)(c)	22,201	16,297
BBCMS Mortgage Trust sequential payer Series 2019-C4 Class A4, 2.661% 8/15/52	4,000,000	4,177,994
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51	1,700,000	1,840,823
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	949,000	1,091,599
Series 2019-B10 Class A4, 3.717% 3/15/62	1,673,000	1,890,310
Series 2019-B11 Class A5, 3.5421% 5/15/52	5,500,000	6,148,509
Series 2019-B13 Class A4, 2.952% 8/15/57	9,824,000	10,603,121
Series 2019-B14 Class A5, 3.0486% 12/15/62	1,305,000	1,419,781
Series 2020-B17 Class A5, 2.289% 3/15/53	1,800,000	1,840,910
Series 2019-B12 Class XA, 1.0675% 8/15/52 (a)(j)	40,116,090	2,596,999
Series 2019-B14 Class XA, 0.7902% 12/15/62 (a)(j)	22,958,925	1,123,008
Series 2019-B9 Class A5, 4.0156% 3/15/52	6,500,000	7,473,679
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1836% 12/15/36 (a)(b)(c)	4,451,000	4,261,419
Class C, 1 month U.S. LIBOR + 1.120% 1.3036% 12/15/36 (a)(b)(c)	3,689,000	3,494,904
Class D, 1 month U.S. LIBOR + 1.250% 1.4336% 12/15/36 (a)(b)(c)	5,099,000	4,792,414
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0596% 11/15/32 (a)(b)(c)	1,900,000	1,810,559
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9836% 12/15/36 (a)(b)(c)	10,612,000	10,266,358
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.2713% 9/15/37 (a)(b)(c)	3,889,969	3,415,406
Class B, 1 month U.S. LIBOR + 1.320% 1.5086% 9/15/37 (a)(b)(c)	4,446,198	3,800,395
Class D, 1 month U.S. LIBOR + 2.620% 2.8086% 9/15/37 (a)(b)(c)	2,530,703	1,815,019
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.0836% 11/15/35 (a)(b)(c)	910,000	884,897
Class F, 1 month U.S. LIBOR + 1.800% 1.9836% 11/15/35 (a)(b)(c)	2,713,900	2,577,803
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4836% 4/15/34 (a)(b)(c)	4,464,000	3,971,376
Class C, 1 month U.S. LIBOR + 1.600% 1.7836% 4/15/34 (a)(b)(c)	2,952,000	2,567,024
Class D, 1 month U.S. LIBOR + 1.900% 2.0836% 4/15/34 (a)(b)(c)	3,099,000	2,583,358
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2636% 10/15/36 (a)(b)(c)	3,832,112	3,702,488
Class C, 1 month U.S. LIBOR + 1.250% 1.4336% 10/15/36 (a)(b)(c)	4,818,085	4,630,960
Class D, 1 month U.S. LIBOR + 1.450% 1.6336% 10/15/36 (a)(b)(c)	6,823,471	6,532,818
Class E, 1 month U.S. LIBOR + 1.800% 1.9836% 10/15/36 (a)(b)(c)	9,588,400	9,071,895
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7836% 12/15/36 (a)(b)(c)	4,677,000	4,348,924
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 4/15/34 (a)(b)(c)	8,070,000	7,422,267
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.1036% 10/15/36 (a)(b)(c)	20,541,112	20,129,347
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50	2,500,000	2,629,795
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 11/15/36 (a)(b)(c)	3,687,000	3,502,116
Class B, 1 month U.S. LIBOR + 1.250% 1.4336% 11/15/36 (a)(b)(c)	1,400,000	1,322,780
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.3036% 6/15/34 (a)(b)(c)	13,996,602	13,475,258
Class B, 1 month U.S. LIBOR + 1.500% 1.6836% 6/15/34 (a)(b)(c)	2,109,895	1,882,548
Class C, 1 month U.S. LIBOR + 1.750% 1.9336% 6/15/34 (a)(b)(c)	2,383,714	2,049,226
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49	4,000,000	4,227,031
Series 2015-GC29 Class XA, 1.0469% 4/10/48 (a)(j)	31,040,401	1,318,519
Series 2015-GC33 Class XA, 0.8915% 9/10/58 (a)(j)	18,872,008	711,022
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,859,090
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,673,405
Series 2016-P6 Class XA, 0.7875% 12/10/49 (a)(j)	17,356,019	505,999
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	1,700,000	1,740,942
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,610,000	1,730,912
Series 2015-DC1 Class A5, 3.35% 2/10/48	3,800,000	4,034,043
Series 2019-GC44 Class A5, 2.95% 8/15/57	8,200,000	8,854,342
Series 2014-CR17 Class XA, 0.9718% 5/10/47 (a)(j)	18,824,939	582,259
Series 2014-CR20 Class XA, 1.0257% 11/10/47 (a)(j)	18,092,016	657,632
Series 2014-LC17 Class XA, 0.7666% 10/10/47 (a)(j)	41,953,194	1,049,908
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	4,139,507
Class XA, 0.8907% 12/10/47 (a)(j)	11,012,080	335,475
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,644,303
Series 2015-CR24 Class A4, 3.432% 8/10/48	1,458,776	1,560,142
Series 2015-PC1 Class A4, 3.62% 7/10/50	1,900,000	2,032,458
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 1.0636% 12/15/31 (a)(b)(c)	2,583,000	2,485,696
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1636% 5/15/36 (a)(b)(c)	17,800,000	17,387,343
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	5,237,000	5,106,634
Class B, 4.5349% 4/15/36 (b)	1,543,000	1,468,867
Class C, 4.782% 4/15/36 (a)(b)	1,033,000	959,398
Class D, 4.782% 4/15/36 (a)(b)	2,066,000	1,851,456
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 3.21% 11/15/49	3,300,000	3,486,986
Fannie Mae Series 2017-M1 Class A2, 2.4167% 10/25/26 (a)	2,300,000	2,468,564
Freddie Mac:
sequential payer:
Series 2017-K069 Class AM, 3.248% 9/25/27	1,750,000	1,971,359
Series 2018-K083 Class AM, 4.03% 10/25/28	1,150,000	1,376,680
Series 2020-K104 Class A2, 2.253% 1/25/30	5,500,000	5,982,344
Series K076:
Class A2, 3.9% 4/25/28	8,950,000	10,590,395
Class AM, 3.9% 4/25/28	2,125,000	2,502,632
Series K077 Class AM, 3.85% 5/25/28	660,000	783,382
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.6336% 9/15/31 (a)(b)(c)	17,575,000	16,225,969
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2736% 10/15/31 (a)(b)(c)	4,013,000	3,779,813
Series 2013-GC12 Class XA, 1.4146% 6/10/46 (a)(j)	5,354,699	178,030
Series 2015-GC30 Class A3, 3.119% 5/10/50	1,972,846	2,092,049
Series 2015-GC34 Class XA, 1.2633% 10/10/48 (a)(j)	5,863,561	295,530
Series 2019-GC40 Class A3, 2.904% 7/10/52	2,000,000	2,142,486
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14 Class A/S, 4.4093% 8/15/46	2,500,000	2,609,579
Series 2014-C19 Class XA, 0.7478% 4/15/47 (a)(j)	3,466,377	62,944
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	2,042,632
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 9/15/29 (a)(b)(c)	6,300,000	6,063,914
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,700,000	2,778,143
Class CFX, 4.9498% 7/5/33 (b)	919,000	928,640
Class DFX, 5.3503% 7/5/33 (b)	1,414,000	1,405,278
Class EFX, 5.5422% 7/5/33 (b)	1,934,000	1,866,313
Class XAFX, 1.116% 7/5/33 (a)(b)(j)	10,000,000	313,534
Series 2019-COR4 Class A3, 3.7629% 3/10/52	5,400,000	6,007,726
Ladder Capital Commercial Mortgage Securities Trust sequential payer Series 2014-909 Class A, 3.388% 5/15/31 (b)	2,400,000	2,407,998
Morgan Stanley BAML Trust:
sequential payer:
Series 2014-C16 Class A3, 3.592% 6/15/47	1,637,170	1,655,907
Series 2015-C21 Class A3, 3.077% 3/15/48	3,732,073	3,884,586
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	3,000,513
Class XA, 1.0859% 10/15/48 (a)(j)	10,849,537	443,285
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,398,677
Series 2016-C32 Class A3, 3.459% 12/15/49	5,100,000	5,556,291
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 1.0336% 8/15/33 (a)(b)(c)	7,150,000	6,843,573
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 3/15/34 (a)(b)(c)	3,470,000	3,321,932
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (a)(b)(c)	5,200,000	4,958,782
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	13,482,000	12,820,615
Series 2011-C3 Class AJ, 5.2444% 7/15/49 (a)(b)	4,200,000	4,321,976
Series 2015-UBS8 Class A3, 3.54% 12/15/48	3,000,000	3,230,516
Series 2016-UB12 Class A3, 3.337% 12/15/49	2,000,000	2,148,578
Series 2018-H4 Class A4, 4.31% 12/15/51	3,237,000	3,734,794
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)	1,558,000	1,465,877
Class C, 3.1771% 11/10/36 (b)	1,495,000	1,342,907
MSCG Trust Series 2016-SNR:
Class B, 4.181% 11/15/34 (b)	39,961	38,665
Class C, 5.205% 11/15/34 (b)	1,260,550	1,228,783
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 1.3336% 3/15/36 (a)(b)(c)	1,251,835	1,183,733
Class B, 1 month U.S. LIBOR + 1.550% 1.7336% 3/15/36 (a)(b)(c)	3,800,000	3,404,518
Class C, 1 month U.S. LIBOR + 2.100% 2.2836% 3/15/36 (a)(b)(c)	8,731,000	7,609,244
UBS Commercial Mortgage Trust:
Series 2017-C1 Class A3, 3.283% 11/15/50	5,500,000	5,926,066
Series 2017-C7 Class XA, 1.052% 12/15/50 (a)(j)	17,507,021	978,415
Series 2018-C11 Class A3, 4.3124% 6/15/51	4,100,000	4,543,541
Series 2018-C13 Class A3, 4.0694% 10/15/51	6,000,000	6,768,985
Series 2018-C9 Class ASB, 4.09% 3/15/51	3,300,000	3,677,132
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.988% 4/10/46 (a)(b)(c)	5,423,000	5,530,069
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2016-LC24 Class A3, 2.684% 10/15/49	3,300,000	3,432,282
Series 2020-C55 Class A4, 2.474% 2/15/53	5,800,000	5,998,988
Series 2015-C31 Class XA, 0.9959% 11/15/48 (a)(j)	7,123,530	307,642
Series 2017-C42 Class XA, 0.8881% 12/15/50 (a)(j)	35,601,694	1,877,979
Series 2018-C46 Class XA, 0.9428% 8/15/51 (a)(j)	13,076,450	610,245
Series 2018-C48 Class A5, 4.302% 1/15/52	3,181,000	3,689,499
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.9036% 6/15/46 (a)(b)(c)	4,691,983	4,713,100
Series 2014-C24 Class XA, 0.8357% 11/15/47 (a)(j)	6,405,681	167,701
Series 2014-LC14 Class XA, 1.2043% 3/15/47 (a)(j)	9,941,086	320,888
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $486,072,039)		480,065,085

Municipal Securities - 0.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$3,470,000	$6,041,756
Series 2019 F1, 2.574% 4/1/31	525,000	555,508
California Gen. Oblig. Series 2009, 7.5% 4/1/34	630,000	1,012,864
Chicago O'Hare Int'l. Arpt. Rev. Series 2018 C, 4.472% 1/1/49	910,000	1,039,566
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	65,421
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	99,438
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	6,685,091	6,660,423
5.1% 6/1/33	24,560,000	23,683,208
Series 2010-1, 6.63% 2/1/35	3,845,000	4,013,949
Series 2010-3:
6.725% 4/1/35	2,510,000	2,613,738
7.35% 7/1/35	4,655,000	5,017,904
Series 2010-5, 6.2% 7/1/21	958,000	963,394
Jobsohio Beverage Sys. Statewide Series 2020 A, 2.833% 1/1/38	325,000	336,853
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	280,942
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2009 B, 5.888% 7/1/43	50,000	71,295
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	198,576
Michigan Fin. Auth. Rev. Series 2019 T, 3.384% 12/1/40	545,000	563,001
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,315,000	10,911,312
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,740,000	2,834,199
Series 2010 A, 7.102% 1/1/41	1,375,000	2,182,221
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	25,000	38,175
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36	900,000	1,163,421
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	90,000	123,366
Series 2011 A, 4.8% 6/1/11	1,678,000	2,416,035
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62	390,000	492,235
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	750,000	998,640
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 B, 3.922% 12/31/49	555,000	553,624
TOTAL MUNICIPAL SECURITIES
(Cost $73,871,802)		74,931,064

Foreign Government and Government Agency Obligations - 0.1%
Hungarian Republic 7.625% 3/29/41	$550,000	$915,288
Indonesian Republic:
3.4% 9/18/29	920,000	975,488
3.5% 1/11/28	2,655,000	2,806,833
Israeli State:
3.875% 7/3/50	1,950,000	2,229,209
4% 6/30/22	1,700,000	1,806,576
Italian Republic 2.375% 10/17/24	3,800,000	3,786,407
Panamanian Republic:
3.16% 1/23/30	1,300,000	1,372,719
4.3% 4/29/53	615,000	709,748
4.5% 4/16/50	400,000	472,750
4.5% 4/1/56	645,000	760,455
Philippine Republic:
2.457% 5/5/30	555,000	579,951
3.7% 3/1/41	1,010,000	1,157,713
Province of Quebec yankee 7.125% 2/9/24	810,000	994,907
State of Qatar:
3.4% 4/16/25 (b)	3,165,000	3,384,572
3.75% 4/16/30 (b)	4,015,000	4,464,178
4.4% 4/16/50 (b)	3,735,000	4,435,313
United Mexican States:
4.15% 3/28/27	275,000	293,425
4.75% 3/8/44	2,680,000	2,812,325
Uruguay Republic:
4.975% 4/20/55	550,000	668,938
5.1% 6/18/50	1,315,000	1,611,286
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $34,039,782)		36,238,081

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	5,551,000	5,645,193
Discover Bank:
3.1% 6/4/20	$6,744,000	$6,744,517
3.2% 8/9/21	6,369,000	6,433,705
3.45% 7/27/26	435,000	446,626
4.682% 8/9/28 (a)	3,503,000	3,505,802
KeyBank NA 3.9% 4/13/29	2,005,000	2,163,336
RBS Citizens NA 2.55% 5/13/21	1,705,000	1,732,924
Regions Bank 6.45% 6/26/37	2,533,000	3,359,357
SunTrust Banks, Inc.:
2.75% 5/1/23	645,000	681,106
3.3% 5/15/26	965,000	1,033,366
Synchrony Bank 3.65% 5/24/21	5,843,000	5,923,791
U.S. Bank NA, Cincinnati 2.65% 5/23/22	1,500,000	1,558,670
TOTAL BANK NOTES
(Cost $37,609,781)		39,228,393
	Shares	Value

Fixed-Income Funds - 76.1%
Bank Loan Funds - 0.3%
Eaton Vance Floating-Rate Fund - Advisers Class	16,962,824	$138,755,902
High Yield Fixed-Income Funds - 1.1%
Prudential High Yield Fund	20,836,070	106,472,318
Stone Harbor Emerging Markets Debt Fund	14,500,240	130,067,151
Vanguard High-Yield Corporate Fund Admiral Shares	35,997,258	202,304,591

TOTAL HIGH YIELD FIXED-INCOME FUNDS		438,844,060

Intermediate-Term Bond Funds - 71.9%
Baird Core Plus Bond Fund - Institutional Class	56,044,581	669,172,297
BlackRock Total Return Fund Institutional Shares	26,301,218	322,452,938
DoubleLine Total Return Bond Fund Class N	100,646,150	1,068,862,117
Fidelity SAI Total Bond Fund (m)	608,371,186	6,515,655,398
John Hancock Bond Fund Class A	13,819,058	226,217,973
JPMorgan Core Plus Bond Fund Class A	33,011,007	284,554,882
Metropolitan West Total Return Bond Fund Class M	198,390,078	2,267,598,597
PIMCO Income Fund Institutional Class	90,358,041	1,025,563,767
PIMCO Investment Grade Credit Bond Fund Institutional Class	50,858,163	547,233,834
PIMCO Mortgage Opportunities Fund Institutional Class	76,713,367	819,298,763
PIMCO Total Return Fund Institutional Class	630,740,433	6,774,152,222
Prudential Total Return Bond Fund Class A	142,365,583	2,071,419,229
TCW Total Return Bond Fund Class I	29,846,341	311,297,337
Voya Intermediate Bond Fund Class I	112,779,512	1,187,568,259
Western Asset Core Bond Fund Class I	156,270,947	2,097,156,113
Western Asset Core Plus Bond Fund Class I	266,100,121	3,238,438,475

TOTAL INTERMEDIATE-TERM BOND FUNDS		29,426,642,201

Long Government Bond Funds - 2.8%
iShares 20+ Year Treasury Bond ETF (n)	6,999,580	1,145,061,292
TOTAL FIXED-INCOME FUNDS
(Cost $29,866,005,938)		31,149,303,455
	Principal Amount	Value

Preferred Securities - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MPLX LP 6.875% (a)(o)	300,000	256,206
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Nova Scotia 4.65% (a)(o)	12,927,000	12,304,048
Barclays Bank PLC 7.625% 11/21/22	27,412,000	29,467,900
Barclays PLC 7.875% (Reg. S) (a)(o)	290,000	293,625
Citigroup, Inc. 4.7% (a)(o)	215,000	187,050
JPMorgan Chase & Co. 4.6% (a)(o)	490,000	434,532
Royal Bank of Scotland Group PLC 7.5% (a)(o)	200,000	195,876
Wells Fargo & Co. 5.9% (a)(o)	300,000	298,233
		43,181,264
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (a)	710,000	487,685
TOTAL PREFERRED SECURITIES
(Cost $46,157,792)		43,925,155
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.11% (p)	333,231,330	333,297,977
Fidelity Investments Money Market Government Portfolio Institutional Class 0.12% (m)(q)	81,120,406	81,120,406
Fidelity Securities Lending Cash Central Fund 0.10% (p)(r)	101,830,868	101,841,051
State Street Institutional U.S. Government Money Market Fund Premier Class .12% (q)	40,729,445	40,729,445
TOTAL MONEY MARKET FUNDS
(Cost $556,985,233)		556,988,879

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.0375% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	14,700,000	$344,046
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	19,800,000	196,723
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	31,222
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	10,000,000	87,816
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	13,700,000	76,959

TOTAL PUT OPTIONS			736,766

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.0375% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	14,700,000	671,773
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	19,800,000	1,058,441
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	74,694
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	10,000,000	581,415
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	13,700,000	973,822

TOTAL CALL OPTIONS			3,360,145

TOTAL PURCHASED SWAPTIONS
(Cost $3,564,216)			4,096,911
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $40,745,699,321)			42,372,343,540
NET OTHER ASSETS (LIABILITIES) - (3.5)%			(1,432,379,008)
NET ASSETS - 100%			$40,939,964,532

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2.5% 6/1/35	$(23,500,000)	$(24,588,710)
2.5% 6/1/35	(35,600,000)	(37,249,280)
2.5% 6/1/35	(5,900,000)	(6,173,336)
2.5% 6/1/35	(2,300,000)	(2,406,555)
2.5% 6/1/35	(3,650,000)	(3,819,098)
2.5% 6/1/35	(18,000,000)	(18,833,906)
2.5% 6/1/35	(6,850,000)	(7,167,347)
2.5% 6/1/35	(5,700,000)	(5,964,070)
2.5% 6/1/35	(22,200,000)	(23,228,484)
2.5% 6/1/35	(5,950,000)	(6,225,652)
2.5% 6/1/35	(30,750,000)	(32,174,589)
2.5% 6/1/35	(17,950,000)	(18,781,589)
2.5% 6/1/35	(6,050,000)	(6,330,285)
2.5% 7/1/35	(10,900,000)	(11,387,519)
2.5% 7/1/35	(7,000,000)	(7,313,086)
2.5% 6/1/50	(27,550,000)	(28,577,744)
2.5% 6/1/50	(28,650,000)	(29,718,780)
3% 6/1/50	(8,200,000)	(8,625,375)
3% 6/1/50	(10,600,000)	(11,149,875)
3% 6/1/50	(12,300,000)	(12,938,063)
3% 6/1/50	(32,600,000)	(34,291,125)
3% 6/1/50	(6,400,000)	(6,732,000)
3% 6/1/50	(6,400,000)	(6,732,000)
3% 6/1/50	(13,900,000)	(14,621,063)
3% 6/1/50	(4,850,000)	(5,101,594)
3% 6/1/50	(4,850,000)	(5,101,594)
3% 6/1/50	(13,500,000)	(14,200,313)
3% 6/1/50	(30,900,000)	(32,502,938)
3% 6/1/50	(6,500,000)	(6,837,188)
3% 6/1/50	(6,500,000)	(6,837,188)
3% 6/1/50	(9,250,000)	(9,729,844)
3% 6/1/50	(6,300,000)	(6,626,813)
3% 6/1/50	(9,950,000)	(10,466,156)
3% 6/1/50	(7,650,000)	(8,046,844)
3% 6/1/50	(16,250,000)	(17,092,969)
3% 6/1/50	(12,500,000)	(13,148,438)
3.5% 6/1/50	(37,700,000)	(39,774,974)
3.5% 6/1/50	(80,000,000)	(84,403,128)
3.5% 6/1/50	(21,000,000)	(22,155,821)
4% 6/1/50	(13,650,000)	(14,527,653)
4% 6/1/50	(10,000,000)	(10,642,969)
4% 6/1/50	(13,650,000)	(14,527,653)
4% 6/1/50	(10,000,000)	(10,642,969)
TOTAL TBA SALE COMMITMENTS
(Proceeds $697,538,407)		$(697,396,577)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	4,000,000	$(153,720)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	10,500,000	(140,867)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.775% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	8,200,000	(85,769)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.795% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2029	11/25/24	10,600,000	(107,708)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	17,000,000	(125,508)

TOTAL PUT SWAPTIONS			(613,572)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	4,000,000	(112,242)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	10,500,000	(433,259)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.775% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	8,200,000	(433,825)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.795% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2029	11/25/24	10,600,000	(569,257)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	17,000,000	(1,042,143)

TOTAL CALL SWAPTIONS			(2,590,726)

TOTAL WRITTEN SWAPTIONS			$(3,204,298)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	27	Sept. 2020	$3,391,875	$4,164	$4,164
CBOT Long Term U.S. Treasury Bond Contracts (United States)	215	Sept. 2020	38,350,625	(65,842)	(65,842)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,180	Sept. 2020	303,156,250	(410,389)	(410,389)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	986	Sept. 2020	217,751,938	(32,745)	(32,745)
TOTAL FUTURES CONTRACTS					$(504,812)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 1.3%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$1,130,000	$10,827	$(37,268)	$(26,441)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,700,000	35,451	(48,596)	(13,145)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	7,800,000	74,735	(109,191)	(34,456)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,800,000	36,409	(48,333)	(11,924)
CMBX N.A. AAA Index Series 12	Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	4,260,000	40,817	(52,755)	(11,938)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,000,000	47,907	(35,459)	12,488
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,810,000	84,412	(313,985)	(229,573)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,800,000	45,991	(134,081)	(88,090)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,050,000	29,223	(72,503)	(43,280)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,940,000	28,169	(14,156)	14,013
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,370,000	41,871	(36,725)	5,146
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	10,000,000	95,814	(112,044)	(16,230)

TOTAL CREDIT DEFAULT SWAPS						$571,626	$(1,015,096)	$(443,470)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2022	$61,050,000	$104,040	$0	$104,040
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2025	35,120,000	155,387	0	155,387
3-month LIBOR(3)	Quarterly	1.25%	Semi - annual	LCH	Jun. 2030	730,000	(21,732)	0	(21,732)

TOTAL INTEREST RATE SWAPS							$237,695	$0	$237,695

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,334,456,368 or 3.3% of net assets.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,543,557.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,680,962.

 (h) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $365,024.

 (i) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $289,338.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Affiliated Fund

 (n) Security or a portion of the security is on loan at period end.

 (o) Security is perpetual in nature with no stated maturity date.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) The rate quoted is the annualized seven-day yield of the fund at period end.

 (r) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$349,396
Fidelity Securities Lending Cash Central Fund	92,183
Total	$441,579

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$105,541,389	$--	$103,929,078	$26,043	$1,285,927	$(2,898,238)	$--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.12%	--	2,453,454,612	2,372,334,206	321,714	--	--	81,120,406
Fidelity SAI Total Bond Fund	6,719,728,989	46,246,837	216,660,284	46,248,208	10,886,502	(44,546,646)	6,515,655,398
Fidelity SAI U.S. Treasury Bond Index Fund	3,902,878,329	3,072,804	3,961,182,856	3,076,308	346,538,650	(291,306,927)	--
Fidelity Sustainability Bond Index Fund	25,615,432	--	25,497,606	45,199	1,872,467	(1,990,293)	--
Fidelity U.S. Bond Index Fund	156,168,500	--	158,538,042	85,403	6,436,530	(4,066,988)	--
Total	$10,909,932,639	$2,502,774,253	$6,838,142,072	$49,802,875	$367,020,076	$(344,809,092)	$6,596,775,804

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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